UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.8% of Net Assets
Non-Convertible Bonds – 75.8%
	ABS Car Loan – 0.0%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,322,137

	ABS Home Equity – 0.1%
20,655,441	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.726%, 4/25/2035(b)	20,547,578

	Aerospace & Defense – 0.3%
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,485,807
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,664,000
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,338,117
23,763,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	19,683,630
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	23,138,337
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	6,085,650

		69,395,541

	Airlines – 1.9%
51,400,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	51,439,099
5,260,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,246,850
22,300,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	21,073,500
8,400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	8,694,000
4,945,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	4,994,450
32,200,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	32,522,000
6,513	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	6,513
917,503	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	926,678
993,484	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	1,028,256
4,722,969	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	4,876,466
2,001,280	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	2,076,329
2,371,765	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,656,377
2,293,526	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,499,944
2,059,170	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	2,182,720

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$2,716,823	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	$2,893,416
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,556,376
15,528,134	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	17,236,229
24,960,214	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	26,457,827
21,115,881	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	24,230,473
25,221,484	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	29,509,136
5,915,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	6,151,600
2,537,610	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,868,768
3,683,907	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,024,668
26,374,129	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	26,637,871
2,946,626	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	3,138,156
18,231,462	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	18,823,985
23,336,135	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	24,969,664
1,137,305	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	1,307,901
21,126,246	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	22,288,190
17,397,282	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	19,658,928
20,867,336	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	21,910,703
10,795,212	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	11,712,805
8,513,537	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	9,024,349
7,450,000	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	7,375,500

		421,999,727

	Automotive – 1.3%
3,700,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	4,083,875
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,674,873
9,392,000	Ford Motor Co., 6.375%, 2/01/2029	9,953,303
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,957,801
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,657,291
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	70,811,932

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$2,720,000	Ford Motor Co., 7.125%, 11/15/2025	$3,092,012
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	54,654,137
69,015,000	Ford Motor Co., 7.450%, 7/16/2031	82,625,793
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,827,174
9,630,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	10,439,989
7,040,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	7,641,012
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	8,973,875
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,973,039
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,190,250
6,400,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	6,800,000

		279,356,356

	Banking – 11.4%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, 3/29/2049, (EUR)	6,931,283
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	130,341,564
120,000	Ally Financial, Inc., 3.125%, 1/15/2016	119,714
15,190,000	Ally Financial, Inc., 6.750%, 12/01/2014	15,968,488
19,158,000	Ally Financial, Inc., 7.500%, 12/31/2013	19,636,950
50,810,000	Ally Financial, Inc., 7.500%, 9/15/2020	58,558,525
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	48,853,967
62,225,000	Ally Financial, Inc., 8.300%, 2/12/2015	67,047,437
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	39,168,387
99,300,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	40,942,031
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,509,536
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,183,196
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	8,171,747
3,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	2,759,492
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	39,818,411
1,670,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, 6/29/2049, (GBP)	2,197,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	$80,237,391
16,060,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	15,019,040
31,050,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	29,497,500
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	38,612,129
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	48,936,932
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	18,300,445
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	29,240,253
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	39,569,024
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	21,478,500
12,230,000	Citigroup, Inc., 3.375%, 3/01/2023	11,699,389
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,647,025
42,420,000	Citigroup, Inc., 5.000%, 9/15/2014	44,084,009
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	5,307,083
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	34,760,502
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	12,880,344
24,080,000	Citigroup, Inc., 6.125%, 5/15/2018	27,565,291
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	8,620,879
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	32,280,798
20,760,000	Citigroup, Inc., 6.375%, 8/12/2014	21,907,613
4,900,000	Citigroup, Inc., EMTN, 1.469%, 11/30/2017, (EUR)(b)	6,027,288
20,760,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	20,905,714
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	905,579
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	63,387,644
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,410,745
33,280,000	HBOS PLC, 6.000%, 11/01/2033, 144A	30,703,130
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	69,200,292
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	11,789,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	$51,626,824
327,370,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	31,777,154
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	26,334,670
34,800,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	25,752,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 1/29/2049, 144A	4,128,150
83,493,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	89,013,307
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,196,332
9,600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	10,394,947
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	35,865,266
100,400,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	42,970,399
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.758%, 9/14/2018, (EUR)(b)	1,917,069
4,887,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	6,683,646
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,850,060
1,970,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,224,453
151,955,000	Morgan Stanley, 2.125%, 4/25/2018	145,425,646
6,270,000	Morgan Stanley, 3.800%, 4/29/2016	6,521,182
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	48,531,523
83,155,000	Morgan Stanley, 4.875%, 11/01/2022	82,148,908
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	125,008,532
149,700,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	148,673,600
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,345,882
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	114,468,994
41,145,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	38,014,647
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	16,439,580
19,400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	18,640,915
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	10,318,378
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	13,261,424

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$18,000,000	Morgan Stanley, Series F, MTN, 0.727%, 10/18/2016(b)	$17,425,242
7,795,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	8,648,872
3,800,000	RBS Capital Trust A, 2.319%, 12/29/2049, (EUR)(b)	3,069,159
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	2,385,077
11,860,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	8,242,700
6,633,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	5,306,400
3,060,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	2,233,800
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	1,190,018
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	19,919,328
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	30,688,133
15,425,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	13,805,375
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,659,902
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	15,574,561
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	3,760,205
950,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	1,024,005
2,200,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	2,928,834
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,405,671
1,800,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,835,905
3,070,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	3,936,123
6,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/19/2049, (EUR)	7,962,190
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	2,956,156

		2,482,673,736

	Brokerage – 0.9%
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	20,677,455
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	50,874,657
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	28,438,550
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	22,091,580

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$58,180,000	Jefferies Group LLC, 6.875%, 4/15/2021	$63,985,898

		186,068,140

	Building Materials – 0.9%
4,805,000	Masco Corp., 4.800%, 6/15/2015	4,925,125
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,465,675
19,873,000	Masco Corp., 6.125%, 10/03/2016	21,462,840
15,272,000	Masco Corp., 6.500%, 8/15/2032	15,195,640
23,972,000	Masco Corp., 7.125%, 3/15/2020	26,728,780
9,733,000	Masco Corp., 7.750%, 8/01/2029	10,744,658
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	3,969,583
3,725,000	Owens Corning, Inc., 6.500%, 12/01/2016	4,158,162
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	54,765,671
35,870,000	USG Corp., 6.300%, 11/15/2016	36,587,400
17,605,000	USG Corp., 9.750%, 1/15/2018	19,981,675

		201,985,209

	Chemicals – 0.4%
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	20,261,430
2,915,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	2,973,300
2,610,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,492,550
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,122,886
10,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	11,358,188
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	22,358,880
3,386,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	2,911,960
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	9,270,100

		78,749,294

	Commercial Mortgage-Backed Securities – 0.0%
11,090,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(b)	10,661,482

	Construction Machinery – 0.3%
30,736,000	Case New Holland, Inc., 7.750%, 9/01/2013	30,928,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	$2,134,851
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	26,955,965
6,815,000	United Rentals North America, Inc., 7.625%, 4/15/2022	7,377,237

		67,396,153

	Consumer Cyclical Services – 0.1%
5,525,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	5,241,844
1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	965,000
8,164,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	6,939,400

		13,146,244

	Consumer Products – 0.0%
2,043,000	Visant Corp., 10.000%, 10/01/2017	1,884,668

	Diversified Manufacturing – 0.2%
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	565,989
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	40,197,270

		40,763,259

	Electric – 2.3%
1,136,789	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,193,629
65,689,810	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	68,918,924
83,612,339	Bruce Mansfield Unit, 6.850%, 6/01/2034	91,347,317
3,524,051	CE Generation LLC, 7.416%, 12/15/2018	3,550,481
6,855,000	Edison Mission Energy, 7.625%, 5/15/2027(d)	3,838,800
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	64,044,262
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	23,114,230
4,150,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	5,521,982
2,750,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	3,669,024
250,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	339,242
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	6,415,365
8,663,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	10,069,828
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	10,712,623

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	$801,116
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	2,956,928
7,425,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/2020, 144A	8,111,813
157,500,548	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(e)	133,087,963
1,175,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	1,205,350
21,324,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	23,801,636
14,445,000	PPL Energy Supply LLC, 4.600%, 12/15/2021	14,699,579
153,038	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	158,162
23,535,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	17,592,413

		495,150,667

	Financial Other – 0.6%
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	75,048,039
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	52,831,011

		127,879,050

	Food & Beverage – 0.0%
6,400,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	6,652,969

	Government Guaranteed – 0.4%
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	79,367,822

	Government Owned - No Guarantee – 0.5%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	35,636,737
152,980,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	15,035,969
691,350,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	67,909,029

		118,581,735

	Healthcare – 2.7%
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	17,442,225
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,131,429
4,895,000	HCA Holdings, Inc., 6.250%, 2/15/2021	4,992,900
12,860,000	HCA, Inc., 5.875%, 3/15/2022	13,197,575
162,835,000	HCA, Inc., 5.875%, 5/01/2023	163,242,087

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$17,380,000	HCA, Inc., 6.375%, 1/15/2015	$18,205,550
50,875,000	HCA, Inc., 6.500%, 2/15/2016	54,817,813
3,045,000	HCA, Inc., 6.750%, 7/15/2013	3,045,000
27,204,000	HCA, Inc., 7.050%, 12/01/2027	26,659,920
20,287,000	HCA, Inc., 7.190%, 11/15/2015	21,909,960
27,148,000	HCA, Inc., 7.500%, 12/15/2023	28,233,920
26,465,000	HCA, Inc., 7.500%, 11/06/2033	27,258,950
70,501,000	HCA, Inc., 7.690%, 6/15/2025	76,141,080
44,984,000	HCA, Inc., 8.360%, 4/15/2024	50,831,920
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	23,239,440
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	12,508,230
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	29,410,280

		579,268,279

	Home Construction – 0.5%
2,200,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	2,222,000
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	15,056,100
19,270,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	19,559,050
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,707,750
2,835,000	KB Home, 8.000%, 3/15/2020	3,146,850
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	60,126,600
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	16,119,400

		117,937,750

	Independent Energy – 0.2%
2,500,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	3,392,424
2,035,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	2,187,625
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,104,900
21,480,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	12,243,600
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,163,997

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	$10,586,437
5,560,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	5,282,000

		37,960,983

	Industrial Other – 0.1%
4,205,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	4,078,850
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,346,036

		15,424,886

	Life Insurance – 2.0%
13,017,000	American International Group, Inc., 6.250%, 3/15/2087	13,293,611
99,895,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	121,871,900
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	13,670,295
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,615,877
29,065,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	32,680,977
7,075,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	7,799,027
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	4,020,339
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	95,236,925
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	1,775,290
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	17,580,927
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,288,640
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,679,600
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,720,375
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	67,017,033
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	13,494,120
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	6,562,396
10,000,000	Tiers Trust, (Step to 8.125% on 9/15/2017), Zero Coupon, 3/15/2046, 144A(c)(f)	8,900,000

		443,207,332

	Local Authorities – 2.2%
112,585,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	118,779,801

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
1,400,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	$1,313,994
12,250,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	14,669,589
19,650,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	18,010,388
125,985,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	127,157,014
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	94,516,040
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,134,928
8,977,015	Province of Alberta, 5.930%, 9/16/2016, (CAD)	9,286,264
1,490,000	Province of Ontario, 5.000%, 3/08/2014, (CAD)	1,453,278
75,000,000	Province of Ontario Canada, GMTN, 6.250%, 6/16/2015, (NZD)	61,010,043
38,490,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	36,606,851

		483,938,190

	Media Cable – 0.3%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,198,975
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	39,632,394
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	14,338,985

		57,170,354

	Media Non-Cable – 0.3%
136,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	8,901,829
12,500,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	12,750,000
42,100,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	44,205,000

		65,856,829

	Metals & Mining – 0.9%
8,557,000	Alcoa, Inc., 5.720%, 2/23/2019	8,711,788
4,935,000	Alcoa, Inc., 5.870%, 2/23/2022	4,801,780
3,000,000	Alcoa, Inc., 5.900%, 2/01/2027	2,806,188
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,827,458
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	6,449,334
9,473,000	ArcelorMittal, 6.125%, 6/01/2018	9,757,190
35,180,000	ArcelorMittal, 7.250%, 3/01/2041	32,893,300

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Metals & Mining – continued
$3,635,000		ArcelorMittal, 7.500%, 10/15/2039	$3,453,250
18,375,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	14,148,750
6,500,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,500,000
11,965,000		Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,370,106
11,175,000		United States Steel Corp., 6.050%, 6/01/2017	11,622,000
9,625,000		United States Steel Corp., 6.650%, 6/01/2037	8,109,062
8,015,000		United States Steel Corp., 6.875%, 4/01/2021	7,774,550
23,520,000		United States Steel Corp., 7.000%, 2/01/2018	24,696,000
37,725,000		United States Steel Corp., 7.500%, 3/15/2022	36,970,500

			191,891,256

		Mortgage Related – 0.0%
112,567		FHLMC, 5.000%, 12/01/2031	120,521

		Non-Captive Consumer – 3.2%
3,100,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,325,000
27,345,000		SLM Corp., 5.500%, 1/25/2023	26,038,018
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	3,427,479
7,577,000		SLM Corp., MTN, 3.875%, 9/10/2015	7,653,172
9,995,000		SLM Corp., MTN, 4.625%, 9/25/2017	9,845,075
3,450,000		SLM Corp., MTN, 6.250%, 1/25/2016	3,657,000
8,000,000		SLM Corp., MTN, 7.250%, 1/25/2022	8,400,000
2,030,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,197,475
5,285,000		SLM Corp., Series A, MTN, 0.576%, 1/27/2014(b)	5,238,524
53,713,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	55,458,672
23,623,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	22,912,963
49,494,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	41,080,020
133,460,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	148,140,600
4,690,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,584,475
4,955,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	4,942,613

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$935,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	$902,275
351,315,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	344,727,844

		691,531,205

	Non-Captive Diversified – 3.6%
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,559,500
44,981,000	Ally Financial, Inc., 8.000%, 12/31/2018	50,940,982
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	48,526,506
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	74,159,736
45,800,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	36,759,653
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	68,451,354
22,590,000	General Electric Capital Corp., Series A, MTN, 0.577%, 5/13/2024(b)	20,319,276
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	215,604,577
455,000	International Lease Finance Corp., 3.875%, 4/15/2018	427,700
14,785,000	International Lease Finance Corp., 5.875%, 4/01/2019	14,932,850
35,950,000	International Lease Finance Corp., 5.875%, 8/15/2022	35,635,437
11,070,000	International Lease Finance Corp., 6.250%, 5/15/2019	11,374,425
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	19,890,375
7,645,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	7,698,515
3,090,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	3,144,075
6,070,000	iStar Financial, Inc., 3.875%, 7/01/2016	5,827,200
18,205,000	iStar Financial, Inc., 4.875%, 7/01/2018	17,112,700
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	34,634,100
29,057,000	iStar Financial, Inc., 5.875%, 3/15/2016	29,638,140
12,655,000	iStar Financial, Inc., 6.050%, 4/15/2015	12,908,100
29,130,000	iStar Financial, Inc., 7.125%, 2/15/2018	30,222,375
2,190,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	2,222,850
29,955,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	30,554,100

		775,544,526

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 1.0%
$15,693,000	Nabors Industries, Inc., 6.150%, 2/15/2018	$17,505,730
134,360,000	Nabors Industries, Inc., 9.250%, 1/15/2019	166,704,080
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	27,711,954
6,010,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	6,085,125

		218,006,889

	Packaging – 0.1%
18,644,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	21,347,380
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	10,247,490
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	1,135,750

		32,730,620

	Paper – 1.2%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	36,579,123
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	527,610
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	113,540,784
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	17,586,870
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,063,195
8,214,000	Westvaco Corp., 7.950%, 2/15/2031	9,482,833
34,428,000	Westvaco Corp., 8.200%, 1/15/2030	40,743,128
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,721,820
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	16,848,583

		253,093,946

	Pharmaceuticals – 0.4%
81,985,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	81,062,669

	Pipelines – 1.5%
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	9,513,577
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,056,182
7,325,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	8,247,613
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,370,237

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$31,400,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	$33,648,366
50,726,544	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	53,137,881
99,025,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	96,054,250
1,585,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,394,800
57,010,000	NiSource Finance Corp., 6.400%, 3/15/2018	66,224,811
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,461,376
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	29,556,300
11,565,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	9,945,900
5,572,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	4,861,013

		324,472,306

	Property & Casualty Insurance – 0.4%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	24,489,733
4,090,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,700,743
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	17,970,261
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	2,020,000
13,975,000	MBIA Insurance Corp., 11.537%, 1/15/2033, 144A(b)(g)	11,948,625
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	13,207,257
6,575,000	XL Group PLC, 6.250%, 5/15/2027	7,511,530
2,110,000	XL Group PLC, 6.375%, 11/15/2024	2,394,770

		84,242,919

	Railroads – 0.0%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	6,752,400
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	58,869

		6,811,269

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,182,907

	REITs - Regional Malls – 0.0%
2,000	Simon Property Group LP, 5.750%, 12/01/2015	2,204

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 0.7%
$1,005,000	Dillard’s, Inc., 6.625%, 1/15/2018	$1,105,500
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,914,000
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,970,550
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,882,245
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	1,085,000
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(h)	16,011,354
5,160,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,527,900
50,232,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	39,180,960
375,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	304,688
5,580,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,129,200
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,872,433
698,000	Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015	791,427
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,284,652
39,965,000	Toys R Us, Inc., 7.375%, 10/15/2018	36,068,413

		143,128,322

	Sovereigns – 2.0%
126,665,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	133,028,087
25,000,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	3,059,884
88,974,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	10,725,639
317,658,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	39,999,975
258,350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	106,519,372
98,690,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	45,334,551
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	4,784,828
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	52,891,264
2,331,740,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	14,266,918
5,523,835,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	36,473,093

		447,083,611

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – 0.7%
$3,675,000	American Stores Co., 7.900%, 5/01/2017	$4,051,688
13,145,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	15,774,000
103,430,000	New Albertson’s, Inc., 7.450%, 8/01/2029	81,192,550
23,020,000	New Albertson’s, Inc., 7.750%, 6/15/2026	18,157,025
16,670,000	New Albertson’s, Inc., 8.000%, 5/01/2031	13,252,650
6,350,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,222,875
20,303,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	14,009,070

		151,659,858

	Supranational – 1.8%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	4,815,255
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	34,775,704
8,660,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	3,882,611
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	18,001,949
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	68,577,622
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	154,655,634
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	41,140,407
40,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	31,743,716
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	44,608,193

		402,201,091

	Technology – 1.2%
13,050,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	18,048,183
136,514,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	103,409,355
5,166,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,874,500
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	56,884,785
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	3,014,112
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,875,141
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	18,079,640
20,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	19,750,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$13,360,000	First Data Corp., 11.250%, 1/15/2021, 144A	$13,326,600
2,080,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	2,134,600
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,048,023
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,540,247
3,795,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,471,193
7,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	7,035,000
40,000	Xerox Corp., 6.350%, 5/15/2018	45,843
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	696,531

		263,233,753

	Tobacco – 0.3%
65,738,000	Reynolds American, Inc., 6.750%, 6/15/2017	76,176,011

	Transportation Services – 0.4%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	19,734,360
15,085,763	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	15,236,620
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(i)	8,517,632
7,971,726	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	8,131,160
6,753,082	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	6,820,613
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(i)	21,965,995
4,086,288	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	4,372,328
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(g)(i)	282,408
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,149,815

		88,210,931

	Treasuries – 22.1%
414,485,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	388,761,470
499,325,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	480,295,860
597,515,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	581,925,182
157,595,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	155,745,877
201,175,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	198,904,441

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
246,645,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	$257,428,243
297,760,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	315,285,287
10,000,000,000		Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	1,165,539
498,832,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	59,708,858
122,055,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	165,865,770
38,075,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	53,103,864
129,275,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	182,425,667
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,381,903
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,425,365
1,045,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,495,414
26,535,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	237,930,766
36,200,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	31,038,045
1,316,210,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	237,315,847
2,107,745,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	369,580,153
34,565,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	38,408,355
2,030,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	1,840,570
9,000,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	10,812,802
59,185,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	68,710,302
15,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	12,007,053
384,695,000		U.S. Treasury Bond, 2.750%, 11/15/2042	331,679,413
430,980,000		U.S. Treasury Bond, 2.875%, 5/15/2043	381,417,300
258,500,000		U.S. Treasury Note, 0.125%, 12/31/2014	258,035,475

			4,823,694,821

		Wireless – 0.6%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	21,039,488
41,804,000		Sprint Capital Corp., 6.875%, 11/15/2028	40,131,840
38,286,000		Sprint Capital Corp., 6.900%, 5/01/2019	39,817,440
8,390,000		Sprint Capital Corp., 8.750%, 3/15/2032	9,229,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$15,252,000	Sprint Nextel Corp., 6.000%, 12/01/2016	$16,090,860

		126,308,628

	Wirelines – 3.8%
4,197,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(f)	3,861,240
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,486,319
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,411,304
31,176,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	33,295,802
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	111,990,563
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,729,875
4,400,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	4,180,000
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	940,000
27,075,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	32,598,997
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,216,700
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,389,950
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,978,906
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	722,700
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,665,594
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,775,337
38,760,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	38,663,100
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,347,575
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,828,600
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	1,156,314
24,010,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	27,879,197
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	55,582,843
940,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	1,278,610
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,303,277
30,365,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	33,553,325
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	61,581,120

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$17,517,500
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	39,813,700
38,025,000	Qwest Corp., 6.875%, 9/15/2033	36,789,188
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,512,525
10,620,000	Qwest Corp., 7.250%, 9/15/2025	11,874,636
48,207,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	43,714,300
32,061,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	29,942,601
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,140,602
7,950,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	7,610,527
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,896,433
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,164,982
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,034,668
5,845,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	8,430,091
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	5,438,447
17,000,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	26,584,510
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	46,672,042
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	28,141,701
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,618,747
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,281,655

		836,596,103

	Total Non-Convertible Bonds (Identified Cost $15,574,191,610)	16,535,332,736

Convertible Bonds – 7.8%
	Airlines – 0.0%
6,445,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	6,700,029

	Automotive – 1.6%
5,645,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	4,988,769
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	329,835,997

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Automotive – continued
$12,335,000	Navistar International Corp., 3.000%, 10/15/2014	$11,980,368

		346,805,134

	Brokerage – 0.0%
880,000	Jefferies Group LLC, 3.875%, 11/01/2029	937,750

	Diversified Manufacturing – 0.3%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	44,934,750
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	28,183,383

		73,118,133

	Electric – 0.0%
1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	1,979,375

	Healthcare – 0.4%
18,061,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(f)	18,117,441
17,560,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(f)	17,373,425
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,713,937
2,144,000	Omnicare, Inc., 3.250%, 12/15/2035	2,208,320
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	55,222,500

		95,635,623

	Home Construction – 0.4%
47,320,000	Lennar Corp., 3.250%, 11/15/2021, 144A	79,438,450

	Independent Energy – 0.5%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	24,315,937
75,524,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	71,134,167
21,431,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	21,270,268

		116,720,372

	Life Insurance – 0.4%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	82,029,375

	Media Non-Cable – 0.0%
7,581,890	Liberty Media LLC, 3.500%, 1/15/2031	3,885,719

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Metals & Mining – 0.2%
$1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	$1,338,928
33,215,000	United States Steel Corp., 2.750%, 4/01/2019	32,779,053

		34,117,981

	Non-Captive Diversified – 0.1%
16,140,000	iStar Financial, Inc., 3.000%, 11/15/2016	19,146,075

	REITs - Warehouse/Industrials – 0.2%
28,230,000	ProLogis LP, 3.250%, 3/15/2015	32,588,006

	Technology – 3.1%
49,074,000	Ciena Corp., 0.875%, 6/15/2017	47,172,382
14,150,000	Ciena Corp., 3.750%, 10/15/2018, 144A	17,705,188
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	10,188,150
2,469,000	Intel Corp., 2.950%, 12/15/2035	2,686,581
318,925,000	Intel Corp., 3.250%, 8/01/2039	406,430,047
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,780,547
61,640,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	95,696,100
38,945,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	62,214,637
18,250,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	29,120,156

		672,993,788

	Wirelines – 0.6%
4,785,200	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(f)(h)(j)	620,818
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	75,030,454
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	56,994,656
1,350,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,779,192

		134,425,120

	Total Convertible Bonds (Identified Cost $1,271,148,869)	1,700,520,930

Municipals – 1.2%
	District of Columbia – 0.0%
5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	6,393,436

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Illinois – 0.5%
$2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	$2,342,010
69,245,000	State of Illinois, 5.100%, 6/01/2033	64,256,590
38,330,000	State of Illinois, Series B, 5.520%, 4/01/2038	34,039,340

		100,637,940

	Michigan – 0.1%
20,410,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,537,905

	Ohio – 0.0%
8,200,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	6,610,922

	Virginia – 0.6%
174,035,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	130,679,401

	Total Municipals (Identified Cost $300,637,036)	261,859,604

	Total Bonds and Notes (Identified Cost $17,145,977,515)	18,497,713,270

Senior Loans – 2.8%
	Airlines – 0.2%
41,920,839	Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/2018(b)	41,831,128

	Automotive – 0.2%
43,590,750	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(b)	43,999,631

	Chemicals – 0.2%
2,030,000	AI Chem & Cy S.C.A., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	2,030,000
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(b)	49,199,700

		51,229,700

	Consumer Products – 0.1%
14,564,321	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	13,851,689

	Diversified Manufacturing – 0.1%
9,683,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	9,755,623

	Electric – 0.0%
6,935,533	Texas Competitive Electric Holdings Company LLC, Non-Extended Term Loan, 3.720%, 10/10/2014(k)	4,963,276

	Food & Beverage – 0.1%
20,048,045	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	20,549,246

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Healthcare – 0.2%
$39,165,000	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(b)	$39,152,859
4,358,602	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(b)	4,366,491

		43,519,350

	Media Cable – 0.2%
52,400,000	CSC Holdings, Inc., New Term Loan B, 2.695%, 4/17/2020(b)	51,745,000

	Media Non-Cable – 0.1%
36,702,683	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/31/2015(b)	28,788,850

	Metals & Mining – 0.1%
17,388,600	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	17,638,648

	Non-Captive Diversified – 1.0%
78,151,333	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(b)	77,955,955
124,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	129,787,080

		207,743,035

	Oil Field Services – 0.1%
30,925,473	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	29,714,122

	Other Utility – 0.0%
2,327,222	Power Team Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	2,298,132
4,525,000	Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	4,445,812

		6,743,944

	Technology – 0.1%
5,704,688	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	5,748,386
12,487,560	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	12,586,462

		18,334,848

	Wirelines – 0.1%
6,550,093	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	6,533,718
2,283,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	2,334,367
4,030,000	Light Tower Fiber LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	4,030,000

		12,898,085

	Total Senior Loans (Identified Cost $597,701,560)	603,306,175

Shares	Description	Value (†)
Common Stocks – 5.9%
	Biotechnology – 0.6%
1,608,798	Vertex Pharmaceuticals, Inc.(g)	$128,494,696

	Chemicals – 0.5%
750,000	PPG Industries, Inc.	109,807,500

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(g)	17,938,667
3,805	Rock-Tenn Co., Class A	380,044

		18,318,711

	Diversified Telecommunication Services – 0.2%
269,619	FairPoint Communications, Inc.(g)	2,251,319
403,884	Hawaiian Telcom Holdco, Inc.(g)	10,161,721
2,629,337	Telefonica S.A., Sponsored ADR(g)	33,681,807

		46,094,847

	Electronic Equipment, Instruments & Components – 0.0%
630,490	Corning, Inc.	8,971,873

	Oil, Gas & Consumable Fuels – 0.4%
1,026,979	Chesapeake Energy Corp.	20,929,832
850,302	Repsol YPF S.A., Sponsored ADR	17,992,390
750,000	Royal Dutch Shell PLC, ADR	47,850,000

		86,772,222

	Pharmaceuticals – 1.5%
3,372,358	Bristol-Myers Squibb Co.	150,710,679
2,148,265	Valeant Pharmaceuticals International, Inc.(g)	184,922,651

		335,633,330

	Semiconductors & Semiconductor Equipment – 2.1%
18,411,567	Intel Corp.	445,928,153

	Software – 0.4%
2,568,090	Microsoft Corp.	88,676,148

	Trading Companies & Distributors – 0.1%
203,019	United Rentals, Inc.(g)	10,132,678

	Total Common Stocks (Identified Cost $807,730,572)	1,278,830,158

Preferred Stocks – 3.3%
Convertible Preferred Stocks – 2.5%
	Automotive – 1.2%
4,335,800	General Motors Co., Series B, 4.750%	208,812,128
964,435	Goodyear Tire & Rubber Co. (The), 5.875%	47,508,068

		256,320,196

	Banking – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	28,676,441

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Banking – continued
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	$14,904,702

		43,581,143

	Electric – 0.1%
409,305	AES Trust III, 6.750%	20,596,228

	Independent Energy – 0.2%
87,351	Chesapeake Energy Corp., 4.500%	7,819,661
161,249	Chesapeake Energy Corp., 5.000%	13,959,326
12,470	Chesapeake Energy Corp., Series A, 5.750%, 144A	12,789,544
91,888	SandRidge Energy, Inc., 7.000%	7,873,653
144,600	SandRidge Energy, Inc., 8.500%	13,845,450

		56,287,634

	Metals & Mining – 0.1%
703,455	ArcelorMittal, 6.000%	13,203,850

	Non-Captive Diversified – 0.2%
659,610	iStar Financial, Inc., 4.500%	35,618,940

	Pipelines – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	19,050,778

	REITs - Diversified – 0.1%
561,271	Weyerhaeuser Co., Series A, 6.375%	28,630,434

	REITs - Healthcare – 0.0%
172,150	Health Care REIT, Inc., Series I, 6.500%	10,688,794

	Technology – 0.3%
62,989	Lucent Technologies Capital Trust I, 7.750%	60,154,495

	Total Convertible Preferred Stocks (Identified Cost $516,433,840)	544,132,492

Non-Convertible Preferred Stocks – 0.8%
	Banking – 0.5%
65,854	Ally Financial, Inc., Series G, 7.000%, 144A	62,592,172
53,000	Bank of America Corp., 6.375%	1,301,150
1,226,700	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	34,163,595

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Banking – continued
534,725	Countrywide Capital IV, 6.750%	$13,362,778

		111,419,695

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	123,947
100	Entergy Arkansas, Inc., 4.320%	9,991
5,000	Entergy Mississippi, Inc., 4.360%	443,906
665	Entergy New Orleans, Inc., 4.360%	64,817
200	Entergy New Orleans, Inc., 4.750%	19,494
50,100	Southern California Edison Co., 4.780%	1,212,420

		1,874,575

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A	39,460,625

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%(g)	755,854

	Non-Captive Consumer – 0.0%
149,767	SLM Corp., Series A, 6.970%	7,399,987

	Non-Captive Diversified – 0.0%
58,400	iStar Financial, Inc., Series E, 7.875%	1,395,760
58,575	iStar Financial, Inc., Series F, 7.800%	1,409,900
15,550	iStar Financial, Inc., Series G, 7.650%	364,959

		3,170,619

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,719,304

	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	10,478,434

	Total Non-Convertible Preferred Stocks (Identified Cost $122,524,049)	177,279,093

	Total Preferred Stocks (Identified Cost $638,957,889)	721,411,585

Closed End Investment Companies – 0.0%
680,008	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	5,351,663

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 0.5%
$2,309,874	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $2,309,876 on 7/01/2013 collateralized by $2,575,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $2,425,613 including accrued interest(l)	$2,309,874
98,726,753	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $98,726,753 on 7/01/2013 collateralized by $100,290,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $98,409,562; $1,785,000 U.S. Treasury Bond, 5.250% due 2/15/2029 valued at $2,299,707 including accrued interest(l)	98,726,753

	Total Short-Term Investments (Identified Cost $101,036,627)	101,036,627

	Total Investments – 97.3% (Identified Cost $19,301,212,100)(a)	21,207,649,478
	Other assets less liabilities – 2.7%	595,750,689

	Net Assets – 100.0%	$21,803,400,167

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $19,367,986,687 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,425,665,703
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(586,002,912)

Net unrealized appreciation	$1,839,662,791

At September 30, 2012, the Fund had a short-term capital loss carryforward of $496,143,797 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	Illiquid security. At June 30, 2013, the value of these securities amounted to $288,033,426 or 1.3% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Non-income producing security.
(h)	Fair valued by the Fund’s investment adviser. At June 30, 2013, the value of this security amounted to $16,632,172 or 0.1% of net assets.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2013.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $2,670,789,794 or 12.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$62,585,149	$359,414,578	(a)	$421,999,727
Life Insurance	—	434,307,332	8,900,000	(a)	443,207,332
Non-Captive Consumer	3,427,479	688,103,726	—		691,531,205
Retailers	—	127,116,968	16,011,354	(b)	143,128,322
Transportation Services	—	22,884,175	65,326,756	(a)	88,210,931
All Other Non-Convertible Bonds*	—	14,747,255,219	—		14,747,255,219

Total Non-Convertible Bonds	3,427,479	16,082,252,569	449,652,688		16,535,332,736

Convertible Bonds
Wirelines	—	133,804,302	620,818	(b)	134,425,120
All Other Convertible Bonds*	—	1,566,095,810	—		1,566,095,810

Total Convertible Bonds	—	1,699,900,112	620,818		1,700,520,930

Municipals*	—	261,859,604	—		261,859,604

Total Bonds and Notes	3,427,479	18,044,012,285	450,273,506		18,497,713,270

Senior Loans*	—	603,306,175	—		603,306,175
Common Stocks*	1,278,830,158	—	—		1,278,830,158
Preferred Stocks
Convertible Preferred Stocks	544,132,492	—	—		544,132,492
Non-Convertible Preferred Stocks
Banking	48,827,523	62,592,172	—		111,419,695
Electric	1,212,420	662,155	—		1,874,575
Government Sponsored	—	39,460,625	—		39,460,625
REITs - Office Property	—	2,719,304	—		2,719,304
All Other Non-Convertible Preferred Stocks*	21,804,894	—	—		21,804,894

Total Non-Convertible Preferred Stocks	71,844,837	105,434,256	—		177,279,093

Total Preferred Stocks	615,977,329	105,434,256	—		721,411,585

Closed End Investment Companies	5,351,663	—	—		5,351,663
Short-Term Investments	—	101,036,627	—		101,036,627

Total	$1,903,586,629	$18,853,789,343	$450,273,506		$21,207,649,478

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

A preferred stock valued at $15,733,926 was transferred from Level 2 to Level 1 during the period ended June 30, 2013. At June 30, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$102,734	$2,115,740	$(2,291,252)	$75,610,000	$(30,570,653)	$314,448,009	$—	$359,414,578	$(2,291,252)
Banking	33,981,590	—	—	—	—	—	—	(33,981,590)	—	—
Electric	16,800,000	—	—	7,070,000	—	(23,870,000)	—	—	—	—
Life Insurance	—	—	—	(250,000)	9,150,000	—	—	—	8,900,000	(250,000)
Retailers	—	46,087	—	198,022	—	—	15,767,245	—	16,011,354	198,022
Sovereigns	55,949,432	—	—	—	—	—	—	(55,949,432)	—	—
Transportation Services	17,897,385	—	1,076,795	14,345,610	—	(5,709,902)	55,614,253	(17,897,385)	65,326,756	14,345,610
Convertible Bonds
Wirelines	—	—	(9)	(121,381)	742,208	—	—	—	620,818	(121,381)

Total	$124,628,407	$148,821	$3,192,526	$18,950,999	$85,502,208	$(60,150,555)	$385,829,507	$(107,828,407)	$450,273,506	$11,880,999

Debt securities valued at $385,829,507 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $107,828,407 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Unfunded Loan Commitments

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments are marked-to-market daily with the resulting unrealized appreciation (depreciation) recorded on the Fund’s books and records. As of June 30, 2013, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Power Team Services LLC	$292,778

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	22.1%
Banking	12.1
Non-Captive Diversified	4.9
Technology	4.7
Wirelines	4.5
Automotive	4.3
Healthcare	3.3
Non-Captive Consumer	3.2
Life Insurance	2.4
Electric	2.4
Local Authorities	2.2
Airlines	2.1
Semiconductors & Semiconductor Equipment	2.1
Sovereigns	2.0
Other Investments, less than 2% each	24.5
Short-Term Investments	0.5

Total Investments	97.3
Other assets less liabilities	2.7

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

United States Dollar	63.5%
Canadian Dollar	12.1
New Zealand Dollar	4.6
Euro	4.4
Australian Dollar	3.4
Norwegian Krone	2.8
Other, less than 2% each	6.5

Total Investments	97.3
Other assets less liabilities	2.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.5% of Net Assets
Non-Convertible Bonds – 78.8%
	ABS Home Equity – 0.1%
$823,305	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.726%, 4/25/2035(b)	$819,006

	ABS Other – 0.0%
554,411	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	560,120

	Aerospace & Defense – 1.1%
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	175,000
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	615,937
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	745,498
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,543,766
245,000	Textron, Inc., 5.600%, 12/01/2017	268,659
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,553,586
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,531,865

		12,434,311

	Airlines – 1.3%
785,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	783,037
1,200,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	1,134,000
400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	414,000
255,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	257,550
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,762,450
38,197	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	38,579
30,391	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	32,215
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	74,343
275,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	286,000
1,111,575	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	1,122,691
247,313	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	272,045
955,129	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	1,021,989
1,503,266	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	1,698,691

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,008,180	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	$1,058,589
539,611	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	585,478
1,418,923	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	1,504,058
2,480,000	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,455,200

		14,500,915

	Automotive – 2.1%
2,200,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	2,428,250
1,280,000	Ford Motor Co., 6.375%, 2/01/2029	1,356,498
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,166,808
165,000	Ford Motor Co., 6.625%, 2/15/2028	175,290
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,611,770
690,000	Ford Motor Co., 7.125%, 11/15/2025	784,371
3,510,000	Ford Motor Co., 7.400%, 11/01/2046	4,135,556
5,225,000	Ford Motor Co., 7.450%, 7/16/2031	6,255,448
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,902,342
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	639,854
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	699,252
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	370,781

		24,526,220

	Banking – 12.9%
557,000	Ally Financial, Inc., 7.500%, 12/31/2013	570,925
2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,621,938
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,378,065
5,195,000	Ally Financial, Inc., 8.300%, 2/12/2015	5,597,613
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,025,155
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,048,656
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,177,641
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,700,388

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	$2,209,541
250,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	233,796
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	1,898,145
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	1,811,896
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	2,686,604
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	4,015,687
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	967,500
1,150,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	1,092,500
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	1,461,252
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	3,980,239
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	269,852
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,191,948
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,184,680
795,000	Citigroup, Inc., 6.125%, 8/25/2036	778,376
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	11,455,520
200,000	Citigroup, Inc., EMTN, 1.469%, 11/30/2017, (EUR)(b)	246,012
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,245,989
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,121,281
7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	6,827,018
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,458,906
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,682,734
1,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	97,068
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,782,045
1,700,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	1,840,772
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,512,433
50,000	Merrill Lynch & Co., Inc., EMTN, 0.758%, 9/14/2018, (EUR)(b)	59,908
1,000,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	1,367,638

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	$320,838
200,000	Morgan Stanley, 0.757%, 10/15/2015(b)	196,108
7,895,000	Morgan Stanley, 2.125%, 4/25/2018	7,555,760
130,000	Morgan Stanley, 3.450%, 11/02/2015	134,142
3,775,000	Morgan Stanley, 3.750%, 2/25/2023	3,609,968
465,000	Morgan Stanley, 3.800%, 4/29/2016	483,628
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,517,355
3,225,000	Morgan Stanley, 4.875%, 11/01/2022	3,185,981
4,149,000	Morgan Stanley, 5.500%, 7/24/2020	4,467,992
7,400,000	Morgan Stanley, 5.750%, 1/25/2021	8,032,345
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	4,866,404
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	83,782
200,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	214,677
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	3,994,237
1,800,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	1,663,054
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	1,537,395
300,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	322,449
900,000	Morgan Stanley, Series F, MTN, 0.727%, 10/18/2016(b)	871,262
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	487,353
185,000	RBS Capital Trust A, 2.319%, 12/29/2049, (EUR)(b)	149,420
1,320,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	917,400
185,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	158,955
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	2,204,343
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	2,058,500
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	63,842
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	884,145
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	176,260

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$300,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	$323,370
200,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	266,258
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	848,187
700,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	713,963
150,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	192,319
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 4/29/2049, 144A	1,157,625
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,278,850

		148,537,888

	Brokerage – 1.2%
1,495,000	Jefferies Group LLC, 3.875%, 11/09/2015	1,547,325
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,301,027
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,200,132
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	2,948,075
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,777,925
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,782,474

		13,556,958

	Building Materials – 1.1%
860,000	Masco Corp., 4.800%, 6/15/2015	881,500
240,000	Masco Corp., 5.850%, 3/15/2017	253,200
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,808,000
800,000	Masco Corp., 6.500%, 8/15/2032	796,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,572,150
815,000	Masco Corp., 7.750%, 8/01/2029	899,712
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	962,323
164,000	Owens Corning, Inc., 6.500%, 12/01/2016	183,071
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,193,623
1,680,000	USG Corp., 6.300%, 11/15/2016	1,713,600

		12,263,179

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – 0.7%
$275,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	$280,500
395,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	377,225
115,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	117,112
620,000	Methanex Corp., 5.250%, 3/01/2022	649,917
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,682,496
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	3,772,800
53,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	45,580
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	742,100

		7,667,730

	Commercial Mortgage-Backed Securities – 0.1%
95,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	99,783
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(b)	509,521
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,106,453

		1,715,757

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(c)	962,357
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,250,287

		2,212,644

	Consumer Products – 0.0%
260,000	Visant Corp., 10.000%, 10/01/2017	239,850

	Electric – 3.9%
2,696,733	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,829,296
3,705,557	Bruce Mansfield Unit, 6.850%, 6/01/2034	4,048,358
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,177,162
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,618,650
100,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	133,060
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,080,659
1,589,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,847,046
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,509,308

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	$100,139
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	985,643
4,130,387	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	3,490,177
2,890,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/2020, 144A	3,157,325
275,000	Enersis S.A., 7.375%, 1/15/2014	282,737
4,000,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	4,602,640
75,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	76,937
2,960,078	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	3,029,320
2,865,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	2,141,587

		45,110,044

	Food & Beverage – 0.2%
2,740,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	2,848,303

	Government Owned - No Guarantee – 0.6%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,478,000
18,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	1,769,169
29,200,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	2,868,219

		7,115,388

	Healthcare – 2.2%
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	461,628
290,000	Boston Scientific Corp., 5.450%, 6/15/2014	302,023
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	489,235
610,000	HCA, Inc., 5.875%, 3/15/2022	626,012
4,960,000	HCA, Inc., 5.875%, 5/01/2023	4,972,400
410,000	HCA, Inc., 6.375%, 1/15/2015	429,475
115,000	HCA, Inc., 6.750%, 7/15/2013	115,000
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,474,100
820,000	HCA, Inc., 7.190%, 11/15/2015	885,600
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,534,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$1,440,000	HCA, Inc., 7.500%, 11/06/2033	$1,483,200
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,872,800
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,508,600
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,105,800
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	432,150
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016	347,116
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,526,500

		25,565,639

	Home Construction – 0.8%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	555,500
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	243,000
115,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	116,725
835,000	KB Home, 8.000%, 3/15/2020	926,850
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,785,000
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,606,400
1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,832,600

		9,066,075

	Independent Energy – 1.6%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,623,007
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,202,212
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	107,500
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,079,575
1,310,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	746,700
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	1,954,550
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	5,776,350
2,940,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,793,000

		18,282,894

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,207,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – 2.7%
$2,300,000	American International Group, Inc., 6.250%, 3/15/2087	$2,348,875
10,165,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	12,401,300
615,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	691,512
175,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	192,909
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	3,598,250
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	265,372
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	5,007,943
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,996,400
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,722,675
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,348,358

		30,573,594

	Local Authorities – 4.8%
5,730,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	6,045,284
200,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	187,713
1,630,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	1,951,954
4,505,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	4,129,099
5,500,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	5,551,165
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,220,875
452,554	Province of Alberta, 5.930%, 9/16/2016, (CAD)	468,144
11,700,000	Province of British Columbia, Zero Coupon, 8/23/2013, (CAD)	11,107,824
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	20,436,320
830,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	789,392

		54,887,770

	Media Cable – 0.5%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	641,725
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,502,155
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	4,248,584

		6,392,464

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Media Non-Cable – 0.3%
24,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$1,570,911
415,000		R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	423,300
1,960,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	2,058,000

			4,052,211

		Metals & Mining – 2.0%
1,100,000		Alcoa, Inc., 5.720%, 2/23/2019	1,119,898
300,000		Alcoa, Inc., 5.870%, 2/23/2022	291,902
400,000		Alcoa, Inc., 5.900%, 2/01/2027	374,158
855,000		ArcelorMittal, 6.000%, 3/01/2021	850,725
2,295,000		ArcelorMittal, 6.125%, 6/01/2018	2,363,850
6,630,000		ArcelorMittal, 7.250%, 3/01/2041	6,199,050
3,300,000		ArcelorMittal, 7.500%, 10/15/2039	3,135,000
6,945,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	5,347,650
1,400,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,400,000
1,760,000		United States Steel Corp., 7.500%, 3/15/2022	1,724,800

			22,807,033

		Non-Captive Consumer – 2.2%
300,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	225,000
4,668,000		SLM Corp., 5.500%, 1/25/2023	4,444,888
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	724,308
722,000		SLM Corp., MTN, 3.875%, 9/10/2015	729,258
35,000		SLM Corp., Series A, MTN, 0.576%, 1/27/2014(b)	34,692
200,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	206,500
145,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	140,642
5,185,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	4,303,550
7,573,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	8,406,030
300,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	293,250
595,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	593,513

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	$2,026,500
3,255,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,193,969

		25,322,100

	Non-Captive Diversified – 3.7%
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,653,450
1,630,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,590,523
45,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	42,510
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,108,461
2,390,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	1,918,244
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,364,471
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,218,808
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	7,447,104
295,000	International Lease Finance Corp., 5.875%, 4/01/2019	297,950
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,018,356
6,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	6,247,200
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,420,025
635,000	International Lease Finance Corp., 8.250%, 12/15/2020	713,581
790,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	795,530
315,000	iStar Financial, Inc., 3.875%, 7/01/2016	302,400
945,000	iStar Financial, Inc., 4.875%, 7/01/2018	888,300
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	229,500
1,410,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,438,200
30,000	iStar Financial, Inc., 6.050%, 4/15/2015	30,600
1,505,000	iStar Financial, Inc., 7.125%, 2/15/2018	1,561,437
195,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	197,925
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	1,555,500

		42,040,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 0.1%
$775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	$784,687

	Packaging – 0.2%
2,000,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	2,290,000

	Paper – 1.4%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,517,056
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,685,419
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,791,850
350,000	Westvaco Corp., 7.950%, 2/15/2031	404,065
1,035,000	Westvaco Corp., 8.200%, 1/15/2030	1,224,850

		15,623,240

	Pharmaceuticals – 0.4%
4,165,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	4,118,144

	Pipelines – 0.8%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	604,454
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	264,046
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,649,140
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	374,809
1,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,393,085
755,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	664,400
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	278,162
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,027,594
2,705,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,326,300

		9,581,990

	Property & Casualty Insurance – 1.2%
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	3,957,656
2,645,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,039,967
1,630,000	MBIA Insurance Corp., 11.537%, 1/15/2033, 144A(b)(e)	1,393,650
2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	2,339,696

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$1,430,000	XL Group PLC, 6.250%, 5/15/2027	$1,633,687
1,135,000	XL Group PLC, 6.375%, 11/15/2024	1,288,182

		13,652,838

	Property Trust – 0.3%
2,960,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	3,495,754

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	425,000

	REITs - Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,662,488

	REITs - Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	233,033

	REITs - Office Property – 0.4%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,809,408
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	557,691

		4,367,099

	REITs - Regional Malls – 0.0%
200,000	Simon Property Group LP, 5.875%, 3/01/2017	225,696
290,000	Simon Property Group LP, 6.100%, 5/01/2016	325,221

		550,917

	REITs - Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	203,714
815,000	Realty Income Corp., 6.750%, 8/15/2019	961,508

		1,165,222

	REITs - Warehouse/Industrials – 0.0%
100,000	ProLogis LP, 5.625%, 11/15/2015	108,307
80,000	ProLogis LP, 5.750%, 4/01/2016	87,825

		196,132

	Retailers – 0.6%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,124,938
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	1,234,318

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$1,079,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	$841,620
70,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	56,875
3,505,000	Toys R Us, Inc., 7.375%, 10/15/2018	3,163,262

		6,421,013

	Sovereigns – 1.3%
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	215,419
10,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	4,473,525
14,885,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	6,837,621
359,880,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	2,177,336
107,395,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	657,104
176,460,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,165,140

		15,526,145

	Supermarkets – 1.0%
125,000	American Stores Co., 7.900%, 5/01/2017	137,813
25,000	American Stores Co., 8.000%, 6/01/2026	31,750
7,240,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,683,400
1,720,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,356,650
3,115,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,476,425
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	374,237
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,393,800

		11,454,075

	Supranational – 2.9%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	698,308
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	16,423,423
17,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	13,491,079
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	2,269,661

		32,882,471

	Technology – 1.1%
1,670,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,265,025

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	$60,000
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	2,898,375
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,771,382
130,000	Avnet, Inc., 6.625%, 9/15/2016	145,602
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,431,052
2,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	1,975,000
1,465,000	First Data Corp., 11.250%, 1/15/2021, 144A	1,461,338
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	171,877
868,500	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,023,249

		12,202,900

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,847,156

	Transportation Services – 0.3%
2,500,000	APL Ltd., 8.000%, 1/15/2024(c)	2,350,000
566,878	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	572,547
493,046	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	497,976
174,018	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	186,199

		3,606,722

	Treasuries – 15.4%
2,860,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	2,682,504
16,935,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	16,289,612
29,780,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	29,003,007
8,185,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	8,088,962
13,195,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	13,046,075
7,385,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	7,707,870
9,615,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	10,180,911
33,387,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	3,996,335
3,100,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	4,212,723

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
450,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	$627,623
3,710,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	5,235,345
205,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	269,800
205,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	278,286
200,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	286,204
117,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,053,557
63,235,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	11,401,424
28,230,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	4,949,957
1,395,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	1,550,113
250,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	226,671
375,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	450,533
3,375,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	3,918,176
11,380,000		U.S. Treasury Bond, 2.750%, 11/15/2042	9,811,699
12,755,000		U.S. Treasury Bond, 2.875%, 5/15/2043	11,288,175
30,000,000		U.S. Treasury Note, 0.250%, 5/31/2014	30,017,580

			176,573,142

		Wireless – 0.9%
72,400,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	5,411,222
2,627,000		Sprint Capital Corp., 6.875%, 11/15/2028	2,521,920
1,020,000		Sprint Capital Corp., 6.900%, 5/01/2019	1,060,800
300,000		Sprint Capital Corp., 8.750%, 3/15/2032	330,000
898,000		Sprint Nextel Corp., 6.000%, 12/01/2016	947,390

			10,271,332

		Wirelines – 3.6%
177,000		Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(g)	162,840
195,000		Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	218,451
690,000		Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	823,762
600,000		Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	640,797

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	$4,044,900
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,685,636
200,000	Embarq Corp., 7.995%, 6/01/2036	211,029
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	558,600
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,087,400
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	151,200
200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	243,434
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,045,034
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,185,719
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	716,802
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,652,025
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,916,800
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	385,000
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	763,375
5,275,000	Qwest Corp., 6.875%, 9/15/2033	5,103,562
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,788,900
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,364,130
1,480,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,342,070
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,302,827
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	430,785
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,115,579
1,300,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,032,933

		40,973,590

	Total Non-Convertible Bonds (Identified Cost $843,145,985)	906,210,758

Convertible Bonds – 7.7%
	Airlines – 0.0%
470,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	488,598

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Automotive – 0.5%
$135,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	$119,306
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	5,285,110

		5,404,416

	Brokerage – 0.1%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	586,094

	Diversified Manufacturing – 0.5%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,376,375
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	597,975

		5,974,350

	Electric – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	989,687

	Healthcare – 0.2%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(g)	207,769
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	2,349,500

		2,557,269

	Independent Energy – 0.5%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,371,331
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,659,185
1,090,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,081,825

		6,112,341

	Life Insurance – 1.8%
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	20,300,625

	Media Non-Cable – 0.0%
336,838	Liberty Media LLC, 3.500%, 1/15/2031	172,629

	Metals & Mining – 0.2%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	250,715
1,745,000	United States Steel Corp., 2.750%, 4/01/2019	1,722,097

		1,972,812

	Non-Captive Diversified – 0.1%
835,000	iStar Financial, Inc., 3.000%, 11/15/2016	990,519

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – 3.2%
$5,195,000	Ciena Corp., 0.875%, 6/15/2017	$4,993,694
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,323,069
1,783,000	Intel Corp., 2.950%, 12/15/2035	1,940,127
7,000,000	Intel Corp., 3.250%, 8/01/2039	8,920,625
7,200,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	11,178,000
2,565,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	4,097,587
960,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	1,531,800

		36,984,902

	Wirelines – 0.5%
202,300	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(f)(g)(h)	26,246
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,537,800
1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	2,315,862

		5,879,908

	Total Convertible Bonds (Identified Cost $70,968,593)	88,414,150

Municipals – 1.0%
	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	3,618,844

	Michigan – 0.2%
2,225,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,911,898

	Virginia – 0.5%
7,510,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	5,639,109

	Total Municipals (Identified Cost $13,791,165)	11,169,851

	Total Bonds and Notes (Identified Cost $927,905,743)	1,005,794,759

Senior Loans – 0.9%
	Consumer Products – 0.1%
588,804	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	559,994

	Diversified Manufacturing – 0.0%
510,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	513,825

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Healthcare – 0.2%
$2,070,000	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(b)	$2,069,358

	Media Non-Cable – 0.0%
445,521	SuperMedia, Inc., Exit Term Loan, 10.850%, 12/31/2015(b)	349,458

	Oil Field Services – 0.2%
2,791,035	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	2,681,710

	Other Utility – 0.2%
1,165,000	Power Team Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	1,150,438
790,000	Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	776,175

	Total Other Utility (Identified Cost $1,941,513)	1,926,613

	Supermarket – 0.2%
2,769,947	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(b)	2,748,785

	Wirelines – 0.0%
120,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	122,700

	Total Senior Loans (Identified Cost $11,153,667)	10,972,443

Shares
Preferred Stocks – 3.8%
Convertible Preferred Stocks – 3.1%
	Automotive – 1.2%
258,280	General Motors Co., Series B, 4.750%	12,438,765
40,805	Goodyear Tire & Rubber Co. (The), 5.875%	2,010,054

		14,448,819

	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,158,262

	Electric – 0.1%
19,312	AES Trust III, 6.750%	971,780

	Independent Energy – 0.2%
775	Chesapeake Energy Corp., 4.500%	69,378
8,516	Chesapeake Energy Corp., 5.000%	737,230
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	676,912

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Independent Energy – continued
11,904	SandRidge Energy, Inc., 7.000%	$1,020,024

		2,503,544

	Metals & Mining – 0.1%
32,745	ArcelorMittal, 6.000%	614,624

	Non-Captive Diversified – 0.2%
34,835	iStar Financial, Inc., Series J, 4.500%	1,881,090

	Pipelines – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	5,618,842

	REITs - Diversified – 0.2%
38,600	Weyerhaeuser Co., Series A, 6.375%	1,968,986

	REITs - Healthcare – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	459,466

	Technology – 0.3%
3,875	Lucent Technologies Capital Trust I, 7.750%	3,700,625

	Total Convertible Preferred Stocks (Identified Cost $30,907,055)	35,326,038

Non-Convertible Preferred Stocks – 0.7%
	Banking – 0.2%
2,571	Ally Financial, Inc., Series G, 7.000%, 144A	2,443,656
5,000	Bank of America Corp., 6.375%	122,750
20,975	Countrywide Capital IV, 6.750%	524,165

		3,090,571

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,772
2,876	Entergy New Orleans, Inc., 4.750%	280,320
4,670	Union Electric Co., 4.500%	445,985

		735,077

	Government Sponsored – 0.3%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(g)	3,115,313

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Non-Captive Consumer – 0.1%
25,100	SLM Corp., Series A, 6.970%	$1,240,191

	Total Non-Convertible Preferred Stocks (Identified Cost $6,439,667)	8,181,152

	Total Preferred Stocks (Identified Cost $37,346,722)	43,507,190

Common Stocks – 6.3%
	Biotechnology – 1.1%
155,774	Vertex Pharmaceuticals, Inc.(e)	12,441,669

	Chemicals – 0.8%
62,529	PPG Industries, Inc.	9,154,871

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(e)	982,460
187	Rock-Tenn Co., Class A	18,677

		1,001,137

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(e)	202,538
241,163	Telefonica S.A., Sponsored ADR(e)	3,089,298

		3,291,836

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	2,919,526

	Oil, Gas & Consumable Fuels – 0.8%
54,259	Chesapeake Energy Corp.	1,105,799
172,008	Repsol YPF S.A., Sponsored ADR	3,639,689
70,051	Royal Dutch Shell PLC, ADR	4,469,254

		9,214,742

	Pharmaceuticals – 1.1%
160,000	Bristol-Myers Squibb Co.	7,150,400
68,197	Valeant Pharmaceuticals International, Inc.(e)	5,870,398

		13,020,798

	Semiconductors & Semiconductor Equipment – 1.7%
822,858	Intel Corp.	19,929,621

	Trading Companies & Distributors – 0.1%
23,272	United Rentals, Inc.(e)	1,161,506

	Total Common Stocks (Identified Cost $46,243,728)	72,135,706

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 0.3%
$15,528	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $15,528 on 7/01/2013 collateralized by $20,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $18,840 including accrued interest(i)	$15,528
3,388,206	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $3,388,206 on 7/01/2013 collateralized by $3,525,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $3,458,906 including accrued interest(i)	3,388,206

	Total Short-Term Investments (Identified Cost $3,403,734)	3,403,734

	Total Investments – 98.8% (Identified Cost $1,026,053,594)(a)	1,135,813,832
	Other assets less liabilities – 1.2%	13,522,847

	Net Assets – 100.0%	$1,149,336,679

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $1,028,602,003 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$134,496,187
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,284,358)

Net unrealized appreciation	$107,211,829

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	Illiquid security. At June 30, 2013, the value of these securities amounted to $17,476,917 or 1.5% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	Non-income producing security.
(f)	Fair valued security by the Fund’s investment adviser. At June 30, 2013, the value of these securities amounted to $1,260,564 or 0.1% of net assets.

(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $161,446,692 or 14.0% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$543,550	$13,957,365	(a)	$14,500,915
Non-Captive Consumer	724,308	24,597,792	—		25,322,100
Retailers	—	5,186,695	1,234,318	(b)	6,421,013
Transportation Services	—	2,350,000	1,256,722	(a)	3,606,722
All Other Non-Convertible Bonds*	—	856,360,008	—		856,360,008

Total Non-Convertible Bonds	724,308	889,038,045	16,448,405		906,210,758

Convertible Bonds
Wirelines	—	5,853,662	26,246	(b)	5,879,908
All Other Convertible Bonds*	—	82,534,242	—		82,534,242

Total Convertible Bonds	—	88,387,904	26,246		88,414,150

Municipals*	—	11,169,851	—		11,169,851

Total Bonds and Notes	724,308	988,595,800	16,474,651	1,005,794,759

Senior Loans*	—	10,972,443	—	10,972,443
Preferred Stocks

Convertible Preferred Stocks*	35,326,038	—	—	35,326,038

Non-Convertible Preferred Stocks
Banking	646,915	2,443,656	—	3,090,571
Electric	445,985	289,092	—	735,077
Government Sponsored	—	3,115,313	—	3,115,313
Non-Captive Consumer	1,240,191	—	—	1,240,191

Total Non-Convertible Preferred Stocks	2,333,091	5,848,061	—	8,181,152

Total Preferred Stocks	37,659,129	5,848,061	—	43,507,190

Common Stocks*	72,135,706	—	—	72,135,706
Short-Term Investments	—	3,403,734	—	3,403,734

Total	$110,519,143	$1,008,820,038	$16,474,651	$1,135,813,832

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$—	$4,901	$62,229	$6,610,000	$(295,749)	$7,575,984	$—	$13,957,365	$62,229
Banking	12,059,081	—	—	—	—	—	—	(12,059,081)	—	—
Electric	791,000	—	—	329,000	—	(1,120,000)	—	—	—	—
Retailers	—	3,997	—	14,821	—	—	1,215,500	—	1,234,318	14,821
Transportation Services	2,131,250	—	77,204	64,172	—	(258,963)	1,374,309	(2,131,250)	1,256,722	64,172

Convertible Bonds
Wirelines	—	—	(9)	(5,227)	62,963	(31,481)	—	—	26,246	(5,227)

Total	$14,981,331	$3,997	$82,096	$464,995	$6,672,963	$(1,706,193)	$10,165,793	$(14,190,331)	$16,474,651	$135,995

Debt securities valued at $10,165,793 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $14,190,331 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Unfunded Loan Commitments

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments are marked-to-market daily with the resulting unrealized appreciation (depreciation) recorded on the Fund’s books and records. As of June 30, 2013, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Power Team Services LLC	$145,000

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	15.4%
Banking	13.4
Local Authorities	4.8
Technology	4.6
Life Insurance	4.5
Electric	4.2
Wirelines	4.1
Non-Captive Diversified	4.0
Automotive	3.8
Supranational	2.9
Healthcare	2.6
Independent Energy	2.3
Non-Captive Consumer	2.3
Metals & Mining	2.3
Other Investments, less than 2% each	27.3
Short-Term Investments	0.3

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

United States Dollar	70.4%
Canadian Dollar	10.7
New Zealand Dollar	4.0
Euro	3.8
Australian Dollar	2.4
Other, less than 2% each	7.5

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.1% of Net Assets
Non-Convertible Bonds – 95.4%
	Australia – 2.1%
$2,370,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$2,388,202
5,858,700	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	5,913,202
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	24,641,231
6,600,000	SMART Trust/Australia, Series 2012-1USA, Class A3A, 1.500%, 5/14/2016, 144A	6,652,800
4,700,000	SMART Trust/Australia, Series 2012-1USA, Class A4A, 2.010%, 12/14/2017, 144A	4,799,640
7,600,000	Westpac Banking Corp., 2.450%, 11/28/2016, 144A	7,878,920

		52,273,995

	Belgium – 3.1%
29,000,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)	36,400,614
27,875,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)(b)	39,559,876

		75,960,490

	Brazil – 2.1%
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,075,000
10,969,188	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	4,775,388
5,400,000	Itau Unibanco Holding S.A., 5.650%, 3/19/2022, 144A	5,238,000
4,087,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	4,138,087
6,133,675	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	6,195,012
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	5,196,350
5,400,000	Petrobras International Finance Co., EMTN, 6.250%, 12/14/2026, (GBP)	8,658,443
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,886,145
3,300,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	4,482,295
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,644,957

		50,289,677

	Canada – 6.1%
4,033,000	Bell Aliant Regional Communications, 5.410%, 9/26/2016, (CAD)	4,152,567
21,150,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	20,911,291

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
5,500,000	Canadian Government Bond, 2.750%, 6/01/2022, (CAD)	$5,393,839
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,646,315
1,636,584	Ford Auto Securitization Trust, Series 2013-R1A, Class A1, 1.485%, 12/15/2014, 144A, (CAD)	1,556,552
5,300,000	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	5,031,598
3,100,000	Master Credit Card Trust II, Series 2012-2A, Class C, 1.970%, 4/21/2017, 144A	3,084,810
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)	13,192,060
14,845,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)	15,197,316
20,580,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	21,305,202
6,086,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	9,066,386
5,205,000	Province of Quebec Canada, 2.625%, 2/13/2023	4,881,770
9,992,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	14,018,475
11,944,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)(b)	16,355,402
1,408,000	Shaw Communications, Inc., 6.500%, 6/02/2014, (CAD)	1,390,770
8,629,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	9,083,464

		149,267,817

	Czech Republic – 0.2%
6,000,000	CEZ AS, 4.250%, 4/03/2022, 144A	5,953,800

	Denmark – 0.4%
4,200,000	Carlsberg Breweries A/S, EMTN, 2.625%, 11/15/2022, (EUR)	5,305,949
3,179,000	TDC A/S, EMTN, 4.375%, 2/23/2018, (EUR)	4,583,219

		9,889,168

	France – 0.9%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,045,114
3,135,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	5,130,577
4,000,000	Bouygues S.A., 3.641%, 10/29/2019, (EUR)	5,547,213
6,676,000	Pernod-Ricard S.A., 4.450%, 1/15/2022, 144A	6,800,214

		21,523,118

	Germany – 10.3%
7,675,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)	10,148,004

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Germany – continued
52,494,209	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	$77,770,084
12,960,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	18,831,285
43,505,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)(b)	72,251,996
41,050,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(b)	61,303,348
1,035,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	12,100,818

		252,405,535

	Indonesia – 0.3%
4,200,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A	3,885,000
4,000,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	3,460,000

		7,345,000

	Italy – 2.6%
2,300,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	3,052,669
18,655,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	21,712,672
9,250,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)	12,614,240
15,177,000	Republic of Italy, 6.875%, 9/27/2023(b)	17,596,214
1,870,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,746,442
915,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	901,114
4,000,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	5,712,188

		63,335,539

	Japan – 11.4%
360,000,000	Development Bank of Japan, 1.750%, 3/17/2017, (JPY)	3,835,317
2,816,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	28,526,722
3,938,500,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	39,940,512
1,923,550,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	20,172,237
12,336,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	130,724,351
1,540,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	17,242,131
3,366,450,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	36,779,501
2,000,000	Softbank Corp., 4.625%, 4/15/2020, 144A, (EUR)	2,606,571

		279,827,342

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Korea – 2.0%
56,100,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	$8,879,064
440,500,000		Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	10,423,127
9,810,000		Hana Bank, 4.000%, 11/03/2016, 144A	10,312,213
8,185,381		Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.193%, 9/20/2016, 144A(c)	8,199,296
3,088,000		Hyundai Steel Co., 4.625%, 4/21/2016, 144A	3,269,259
8,538,000		Korea Finance Corp., 4.625%, 11/16/2021	8,677,921

			49,760,880

		Latvia – 0.3%
7,500,000		Republic of Latvia, 5.250%, 2/22/2017, 144A	8,109,375

		Luxembourg – 0.4%
8,575,000		ArcelorMittal, 6.000%, 3/01/2021	8,532,125

		Malaysia – 2.3%
175,375,000		Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)(b)	55,312,315

		Mexico – 3.3%
26,460,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,977,637
7,333,486	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	59,675,535
1,050,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	8,521,515
1,247,129	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	11,182,308

			81,356,995

		Namibia – 0.2%
3,588,000		Namibia International Bonds, 5.500%, 11/03/2021, 144A	3,623,880

		Netherlands – 0.4%
4,400,000		Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	3,998,720
681,000		EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	906,137
3,200,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	2,955,207
1,000,000		LyondellBasell Industries NV, 6.000%, 11/15/2021	1,123,706

			8,983,770

		New Zealand – 1.6%
22,535,000		New Zealand Government Bond, 6.000%, 4/15/2015, (NZD)	18,413,685

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	New Zealand – continued
24,516,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)(b)	$21,613,269

		40,026,954

	Norway – 1.7%
3,625,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,480,000
185,925,000	Norwegian Government Bond, 4.500%, 5/22/2019, (NOK)(b)	34,743,383
3,780,000	Statoil ASA, 1.200%, 1/17/2018	3,676,292

		41,899,675

	Philippines – 0.4%
100,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,356,736
259,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,701,565

		9,058,301

	Poland – 1.4%
81,455,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)(b)	25,560,254
5,360,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	5,845,467
4,145,000	Poland Government International Bond, 3.000%, 3/17/2023	3,740,863

		35,146,584

	Singapore – 0.4%
13,484,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	10,716,977

	Spain – 1.7%
1,600,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	2,612,646
2,600,000	Iberdrola Finanzas SAU, EMTN, 7.375%, 1/29/2024, (GBP)	4,569,508
17,800,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)(b)	25,192,045
2,435,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,496,116
2,425,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,500,039
950,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,042,998
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	2,620,612

		41,033,964

	Supranationals – 0.7%
15,870,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)(b)	18,177,707

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sweden – 0.7%
$5,800,000	Nordea Bank AB, 4.250%, 9/21/2022, 144A	$5,722,135
66,930,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	10,673,110

		16,395,245

	Thailand – 0.5%
391,075,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	12,625,777

	Turkey – 1.2%
18,870,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	8,983,478
2,400,000	Arcelik AS, 5.000%, 4/03/2023, 144A	2,148,000
11,400,000	Turkey Government Bond, 9.000%, 3/05/2014, (TRY)	5,969,765
11,200,000	Turkey Government International Bond, 3.250%, 3/23/2023	9,772,000
3,600,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	3,510,000

		30,383,243

	United Arab Emirates – 0.5%
5,359,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	5,854,707
4,996,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,333,230

		11,187,937

	United Kingdom – 6.2%
3,203,000	Bank of Scotland PLC, EMTN, 4.875%, 11/08/2016, (GBP)	5,404,535
891,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	963,813
4,078,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	6,106,927
5,800,000	BG Energy Capital PLC, 4.000%, 10/15/2021, 144A	6,028,648
6,449,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	10,989,756
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,091,363
3,175,000	HSBC Holdings PLC, 4.000%, 3/30/2022	3,250,638
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	5,558,242
4,360,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	4,648,270
4,595,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	4,372,464
9,120,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	14,269,021
11,016,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)(b)	19,006,648

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
8,065,917	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	$13,962,484
11,308,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	20,373,756
13,425,599	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)(b)	25,162,329
7,200,000	Vedanta Resources PLC, 6.000%, 1/31/2019, 144A	6,840,000

		151,028,894

	United States – 30.0%
5,950,000	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	5,897,081
3,318,722	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,481,860
5,550,000	American International Group, Inc., 4.875%, 6/01/2022	5,915,878
6,040,000	Apple, Inc., 1.000%, 5/03/2018	5,800,200
2,975,580	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	2,970,486
12,100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/2019, 144A	11,818,385
5,137,000	Avnet, Inc., 5.875%, 6/15/2020	5,483,013
13,640,000	Bank of America Corp., 5.625%, 7/01/2020(b)	15,017,190
725,167	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	793,999
3,535,767	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	3,527,192
7,267,000	Capital One Bank USA NA, 3.375%, 2/15/2023	6,869,161
3,200,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.700%, 8/17/2017, (EUR)(c)	4,131,473
5,750,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.700%, 8/17/2017, (EUR)(c)	7,423,740
8,865,837	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	8,895,298
7,360,000	Citigroup Commercial Mortgage Trust, 3.251%, 5/10/2023, 144A	7,051,285
9,900,000	Citigroup, Inc., 3.500%, 5/15/2023	8,891,507
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A	2,479,665
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,353,000
373,358	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	395,760
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	190,149
3,187,035	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	3,537,609
3,190,000	Continental Resources, Inc., 4.500%, 4/15/2023, 144A	3,102,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$6,975,000	Corning, Inc., 4.700%, 3/15/2037	$6,716,758
5,000,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	5,010,210
1,750,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,736,518
3,542,463	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.859%, 3/15/2039(c)	3,870,215
5,722,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	5,989,177
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,544,550
3,490,000	Cytec Industries, Inc., 3.500%, 4/01/2023	3,334,266
4,500,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.993%, 3/15/2026, 144A(c)	4,488,480
4,984,395	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	5,634,858
5,350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	5,398,985
5,033,848	Enterprise Fleet Financing LLC, Series 2012-1, Class A2, 1.140%, 11/20/2017, 144A	5,039,017
5,470,000	Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.278%, 12/05/2031, 144A	5,425,146
4,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A	4,578,740
16,200,000	FHLMC Multifamily Structured Pass Through Certificates, 1.426%, 8/25/2017(b)	16,257,931
3,900,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,849,538
34,385,000	FNMA (TBA), 2.500%, 7/01/2028(d)	34,583,787
5,575,000	FNMA (TBA), 3.000%, 7/01/2028(d)	5,734,410
65,565,000	FNMA (TBA), 3.000%, 8/01/2043(d)	63,864,411
137,540,000	FNMA (TBA), 3.500%, 7/01/2043(d)	139,624,584
5,000,000	Ford Motor Credit Co. LLC, 2.750%, 5/15/2015	5,069,950
4,723,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	4,933,872
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)	7,436,662
5,620,000	Glencore Funding LLC, 2.500%, 1/15/2019, 144A	5,084,465
4,668,785	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,228,843
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	781,470
8,327,514	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.982%, 8/10/2045(c)	9,279,832
6,000,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class B, 1.643%, 11/08/2029, 144A(c)	5,974,896

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$3,311,000	HCA, Inc., 4.750%, 5/01/2023	$3,170,282
577,000	HCA, Inc., 7.690%, 6/15/2025	623,160
567,000	HCA, Inc., MTN, 7.580%, 9/15/2025	601,020
1,700,000	Hertz Vehicle Financing LLC, Series 2010-1A, Class B1, 5.020%, 2/25/2015, 144A	1,729,368
5,177,000	HSBC USA, Inc., 5.000%, 9/27/2020	5,423,430
7,644,000	Hyatt Hotels Corp., 5.375%, 8/15/2021	8,120,336
5,800,000	Hyundai Capital America, 4.000%, 6/08/2017, 144A	6,008,498
3,028,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	3,317,728
5,500,000	International Lease Finance Corp., 5.875%, 8/15/2022	5,451,875
4,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	4,681,200
6,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.973%, 4/15/2030, 144A(c)	5,983,344
7,935,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	7,533,505
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	6,749,122
4,000,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	4,188,488
2,546,990	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.163%, 9/26/2035, 144A(c)	2,571,652
2,460,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	2,509,200
3,439,638	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	3,471,830
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.510%, 3/19/2018, (EUR)(c)	6,024,841
5,250,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	4,767,514
4,482,579	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.038%, 6/12/2050(c)	5,032,587
2,797,638	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	3,071,236
6,001,000	Morgan Stanley, 5.500%, 7/24/2020	6,462,381
1,100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	1,180,726
2,600,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	2,402,189
2,874,845	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,201,195
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.982%, 8/12/2045, 144A(c)	4,800,501
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.982%, 8/15/2045, 144A(c)	1,636,535

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$6,300,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	$6,087,721
1,671,956	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	1,680,316
4,000,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	4,064,484
2,945,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	2,864,013
7,952,224	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	7,344,761
7,781,254	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 7/16/2018, 144A	7,768,174
8,000,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	7,987,670
9,790,000	Sprint Nextel Corp., 6.000%, 11/15/2022	9,594,200
3,057,564	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	3,036,326
10,359,104	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	10,577,836
13,970,000	U.S. Treasury Bond, 2.875%, 5/15/2043	12,363,450
12,685,000	U.S. Treasury Note, 1.375%, 5/31/2020	12,233,097
7,385,000	U.S. Treasury Note, 1.625%, 11/15/2022(e)	6,894,016
6,325,000	US Airways Pass Through Trust, Series 2013-1, Class 1A, 3.950%, 5/15/2027	6,087,812
1,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	1,276,362
8,100,000	WEA Finance LLC, 4.625%, 5/10/2021, 144A	8,545,046
2,205,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	3,311,967
1,750,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	2,550,963
6,272,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	6,857,278
6,800,000	World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 1.760%, 5/17/2021	6,762,920
4,360,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 10/02/2013, variable rate thereafter), 5.750%, 10/02/2023, (EUR)	5,703,568
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	3,906,872

		735,710,372

	Total Non-Convertible Bonds (Identified Cost $2,401,646,848)	2,337,142,451

Convertible Bonds – 0.7%
	United States – 0.7%
4,882,000	Ciena Corp., 0.875%, 6/15/2017	4,692,823

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	United States – continued
$6,065,000	Intel Corp., 2.950%, 12/15/2035	$6,599,478
7,140,000	Peabody Energy Corp., 4.750%, 12/15/2066	4,957,837

	Total Convertible Bonds (Identified Cost $16,482,560)	16,250,138

	Total Bonds and Notes (Identified Cost $2,418,129,408)	2,353,392,589

Shares
Preferred Stocks – 0.4%
Non-Convertible Preferred Stock – 0.3%
	United States – 0.3%
332,593	PNC Financial Services Group, Inc., 5.375% (Identified Cost $8,314,825)	8,065,380

Convertible Preferred Stock – 0.1%
	United States – 0.1%
46,158	iStar Financial, Inc., Series J, 4.500% (Identified Cost $2,307,900)	2,492,532

	Total Preferred Stocks (Identified Cost $10,622,725)	10,557,912

Principal Amount (‡)
Short-Term Investments – 10.3%
$20,932,140	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $20,932,140 on 7/01/2013 collateralized by $21,760,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $21,352,000 including accrued interest(f)	20,932,140
76,400,000	U.S. Treasury Bill, 0.053%, 8/15/2013(b)(g)	76,397,861
126,590,000	U.S. Treasury Bill, 0.061%, 11/14/2013(b)(g)	126,558,859
28,380,000	U.S. Treasury Bill, 0.085%, 7/05/2013(g)	28,379,972

	Total Short-Term Investments (Identified Cost $252,267,923)	252,268,832

	Total Investments – 106.8% (Identified Cost $2,681,020,056)(a)	2,616,219,333
	Other assets less liabilities – (6.8)%	(167,248,310)

	Net Assets – 100.0%	$2,448,971,023

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Credit default swap agreements are valued based on mid prices (between the bid and ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized depreciation on investments based on a cost of $2,691,803,700 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$35,192,616
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(110,776,983)

Net unrealized depreciation	$(75,584,367)

At September 30, 2012, the Fund had a short-term capital loss carryforward of $17,796,221 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(d)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(e)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts and/or as initial margin for open futures contracts.

(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $412,626,899 or 16.8% of net assets.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	8/28/2013	Australian Dollar	29,320,000	$26,703,093	$1,757,245
Sell[2]	7/05/2013	Brazilian Real	29,850,000	13,368,449	286,629
Sell[2]	9/27/2013	British Pound	13,800,000	20,977,212	325,324
Sell[1]	9/05/2013	Canadian Dollar	37,810,000	35,895,918	550,266
Buy[3]	9/20/2013	Malaysian Ringgit	62,652,000	19,727,943	45,243
Sell[2]	7/31/2013	New Zealand Dollar	27,310,000	21,119,933	1,684,463
Sell[2]	9/24/2013	Philippine Peso	327,000,000	7,561,568	(211,602)
Buy[1]	9/11/2013	South Korean Won	24,975,000,000	21,796,670	(409,252)
Buy[2]	9/11/2013	South Korean Won	31,476,000,000	27,470,349	(517,024)
Sell[4]	9/18/2013	Swiss Franc	9,760,000	10,340,184	228,305
Sell[2]	9/24/2013	Thai Baht	271,300,000	8,710,050	(80,916)
Sell[1]	9/17/2013	Turkish Lira	30,495,000	15,623,039	571,433

Total					$4,230,114

At June 30, 2013, the Fund had the following open forward foreign cross-currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
10/03/2013	Japanese Yen	1,863,477,600	Singapore Dollar[2]	24,000,000	$141,178
7/03/2013	Japanese Yen	1,817,304,000	Singapore Dollar[2]	24,000,000	611,591
8/02/2013	Japanese Yen	1,666,900,000	Thai Baht[1]	500,000,000	(712,993)
9/04/2013	Malaysian Ringgit	76,100,000	Japanese Yen[1]	2,286,348,400	(927,899)
9/04/2013	Malaysian Ringgit	64,670,000	Japanese Yen[1]	2,154,804,400	1,348,152
7/03/2013	Singapore Dollar	24,000,000	Japanese Yen[2]	1,863,895,200	(141,825)

Total					$318,204

1 Counterparty is Credit Suisse International.

2 Counterparty is Barclays Bank PLC.

3 Counterparty is JP Morgan Chase Bank, N.A.

4 Counterparty is UBS AG.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	9/19/2013	93	$13,700,063	$(524,748)

At June 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2013	444	$53,744,813	$679,062
10 Year U.S. Treasury Note	9/19/2013	288	36,450,000	836,473
30 Year U.S. Treasury Bond	9/19/2013	800	108,675,000	3,823,536

Total				$5,339,071

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$40,821,555	$11,452,440	(a)	$52,273,995
Canada	—	146,183,007	3,084,810	(a)	149,267,817
Korea	—	41,561,584	8,199,296	(a)	49,760,880
United States	—	684,261,476	51,448,896	(a)	735,710,372
All Other Non-Convertible Bonds*	—	1,350,129,387	—		1,350,129,387

Total Non-Convertible Bonds	—	2,262,957,009	74,185,442		2,337,142,451

Convertible Bonds*	—	16,250,138	—		16,250,138

Total Bonds and Notes	—	2,279,207,147	74,185,442		2,353,392,589
Preferred Stocks*	10,557,912	—	—		10,557,912

Short-Term Investments	—	252,268,832	—		252,268,832

Total Investments	10,557,912	2,531,475,979	74,185,442		2,616,219,333

Forward Foreign Currency Contracts (unrealized appreciation)	—	7,549,829	—		7,549,829
Futures Contracts (unrealized appreciation)	5,339,071	—	—		5,339,071

Total	$15,896,983	$2,539,025,808	$74,185,442		$2,629,108,233

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,001,511)	$—	$(3,001,511)
Futures Contracts (unrealized depreciation)	(524,748)	—	—	(524,748)

Total	$(524,748)	$(3,001,511)	$—	$(3,526,259)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
Australia	$28,397,706	$191,162	$5,080,241	$(5,866,318)	$—	$(27,763,251)	$11,412,900	$—	$11,452,440	$39,540
Canada	4,873,164	—	—	(14,312)	3,099,122	—	—	(4,873,164)	3,084,810	(14,312)
Korea	—	—	21,956	60,448	—	(4,985,619)	13,102,511	—	8,199,296	60,448
United States	5,002,750	15,724	36,139	(519,489)	29,757,220	(2,712,070)	24,871,372	(5,002,750)	51,448,896	(519,489)

Total	$38,273,620	$206,886	$5,138,336	$(6,339,671)	$32,856,342	$(35,460,940)	$49,386,783	$(9,875,914)	$74,185,442	$(433,813)

Debt securities valued at $49,386,783 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $9,875,914 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended June 30, 2013, the Fund used futures contracts to manage duration.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2013, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of June 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $11,703,041 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $8,701,530.

These amounts do not take into account the value of U.S. government and agency securities received as collateral by the Fund in the amount of $1,162,303. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Fund’s books and records.

The following is a summary of derivative instruments for the Fund, as of June 30, 2013:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$—	$7,549,829
Futures (unrealized appreciation)	5,339,071	—

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$—	$(3,001,511)
Futures (unrealized depreciation)	(524,748)	—

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	42.8%
Mortgage Related	9.9
Banking	6.2
Local Authorities	5.0
Commercial Mortgage-Backed Securities	4.0
ABS Car Loan	3.7
Government Owned - No Guarantee	3.2
Wirelines	2.3
Sovereigns	2.1
Other Investments, less than 2% each	17.3
Short-Term Investments	10.3

Total Investments	106.8
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(6.8)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

United States Dollar	49.4%
Euro	19.0
Japanese Yen	11.8
British Pound	6.7
Canadian Dollar	4.2
Mexican Peso	3.3
Malaysian Ringgit	2.3
Other, less than 2% each	10.1

Total Investments	106.8
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(6.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.1% of Net Assets
Non-Convertible Bonds – 71.7%
	ABS Home Equity – 4.0%
$113,375	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.917%, 9/25/2045(b)	$110,720
141,082	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.403%, 5/25/2035(b)	112,260
76,074	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	68,413
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	75,335
276,299	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.712%, 4/25/2035(b)	177,605
88,003	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	87,142
145,421	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.533%, 3/25/2035(b)	96,724
35,897	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	36,532
162,555	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.151%, 6/19/2035(b)	158,363
153,634	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.494%, 7/19/2035(b)	137,640
132,592	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.713%, 12/25/2034(b)	129,574
176,073	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.513%, 7/25/2045(b)	152,733
184,199	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.693%, 1/25/2036(b)(c)	120,391
187,773	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 9/25/2037	161,953
249,885	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.353%, 1/25/2047(b)	184,044
138,874	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	140,005
207,095	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	218,588
171,580	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.467%, 9/25/2046(b)	158,271
228,363	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.133%, 8/25/2046(b)	140,746
16,763	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.682%, 3/25/2035(b)	16,819

		2,483,858

	ABS Other – 0.3%
148,345	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	160,945

	Aerospace & Defense – 2.3%
885,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	885,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	$165,666
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	363,239

		1,413,905

	Airlines – 2.6%
110,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	111,100
18,149	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	18,784
54,309	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	56,074
3,799	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	4,027
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	27,224
172,018	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	194,467
472,768	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	516,499
265,829	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	274,469
399,697	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	423,678

		1,626,322

	Automotive – 1.3%
165,000	Ford Motor Co., 6.625%, 2/15/2028	175,291
35,000	Ford Motor Co., 7.125%, 11/15/2025	39,787
110,000	Ford Motor Co., 7.500%, 8/01/2026	127,208
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	316,400
175,000	Lear Corp., 4.750%, 1/15/2023, 144A	166,250

		824,936

	Banking – 2.3%
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	69,150
401,000	Ally Financial, Inc., 8.000%, 11/01/2031	482,203
435,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	460,594
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	393,020

		1,404,967

	Brokerage – 1.0%
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	135,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$515,000	Jefferies Group LLC, 6.450%, 6/08/2027	$507,275

		642,375

	Building Materials – 0.8%
45,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	43,538
60,000	HD Supply, Inc., 7.500%, 7/15/2020, 144A	60,750
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	156,237
206,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	219,390
15,000	USG Corp., 9.750%, 1/15/2018	17,025

		496,940

	Chemicals – 2.5%
675,000	Hercules, Inc., 6.500%, 6/30/2029	587,250
15,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	14,325
235,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	263,200
590,000	Tronox Finance LLC, 6.375%, 8/15/2020, 144A	556,075
150,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	153,000

		1,573,850

	Commercial Mortgage-Backed Securities – 0.6%
90,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(b)	86,523
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.763%, 4/12/2049(b)	266,099

		352,622

	Construction Machinery – 0.2%
95,000	United Rentals North America, Inc., 7.625%, 4/15/2022	102,838

	Consumer Cyclical Services – 0.6%
100,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	94,875
45,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	38,250
225,000	ServiceMaster Co. (The), 8.000%, 2/15/2020	224,437

		357,562

	Consumer Products – 0.5%
340,000	Visant Corp., 10.000%, 10/01/2017	313,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – 2.5%
$39,730	CE Generation LLC, 7.416%, 12/15/2018	$40,028
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	277,051
1,141,500	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	964,567
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	273,240

		1,554,886

	Gaming – 1.5%
230,000	MGM Resorts International, 7.500%, 6/01/2016	250,700
630,000	MGM Resorts International, 7.625%, 1/15/2017	688,275

		938,975

	Healthcare – 4.2%
185,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/2018	193,325
185,000	HCA Holdings, Inc., 6.250%, 2/15/2021	188,700
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,400
430,000	HCA, Inc., 7.050%, 12/01/2027	421,400
30,000	HCA, Inc., 7.500%, 12/15/2023	31,200
620,000	HCA, Inc., 7.500%, 11/06/2033	638,600
40,000	HCA, Inc., 8.360%, 4/15/2024	45,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	217,300
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	20,100
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	838,500

		2,599,725

	Home Construction – 4.9%
70,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	70,700
25,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	26,000
75,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	78,562
200,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)	88,000
470,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(e)	159,800
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	234,000
260,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	284,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$355,000	KB Home, 7.250%, 6/15/2018	$376,300
305,000	KB Home, 8.000%, 3/15/2020	338,550
215,000	Lennar Corp., 6.950%, 6/01/2018	232,200
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	662,400
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	439,450
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(e)	44,000

		3,034,662

	Independent Energy – 1.9%
5,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	5,375
145,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	157,325
150,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	85,500
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	101,850
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	116,000
750,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	236,250
110,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	104,500
380,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	376,200

		1,183,000

	Industrial Other – 0.2%
130,000	Dematic S.A./DH Services Luxembourg S.a.r.l., 7.750%, 12/15/2020, 144A	135,850

	Life Insurance – 0.7%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	451,400

	Media Cable – 1.1%
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023, 144A	222,525
430,000	CSC Holdings LLC, 7.625%, 7/15/2018	484,825

		707,350

	Media Non-Cable – 2.9%
85,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	78,625
310,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	301,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Non-Cable – continued
$85,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	$87,125
230,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	236,900
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	419,175
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	50,375
335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	338,350
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	237,475
85,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	89,250

		1,838,750

	Metals & Mining – 3.3%
235,000	Alcoa, Inc., 5.900%, 2/01/2027	219,818
50,000	Alcoa, Inc., 6.750%, 1/15/2028	49,687
25,000	ArcelorMittal, 6.750%, 2/25/2022	25,625
70,000	ArcelorMittal, 7.250%, 3/01/2041	65,450
600,000	ArcelorMittal, 7.500%, 10/15/2039	570,000
520,000	Arch Coal, Inc., 7.250%, 6/15/2021	421,200
125,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	118,750
210,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	201,075
80,000	United States Steel Corp., 6.050%, 6/01/2017	83,200
370,000	United States Steel Corp., 6.650%, 6/01/2037	311,725

		2,066,530

	Non-Captive Consumer – 2.5%
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	144,637
850,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	705,500
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	193,000
500,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	490,625

		1,533,762

	Non-Captive Diversified – 1.5%
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,000
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	46,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$70,000	International Lease Finance Corp., 8.250%, 12/15/2020	$78,662
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	293,250
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	76,500
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	57,062
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	214,200
125,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	130,000

		928,912

	Oil Field Services – 1.4%
580,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	577,100
285,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	285,000

		862,100

	Packaging – 0.8%
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	396,000
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	107,000

		503,000

	Pharmaceuticals – 1.4%
495,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	489,431
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	380,625
15,000	VPII Escrow Corp., 6.750%, 8/15/2018, 144A	15,375
5,000	VPII Escrow Corp., 7.500%, 7/15/2021, 144A	5,175

		890,606

	Retailers – 3.2%
50,000	CST Brands, Inc., 5.000%, 5/01/2023, 144A	48,750
155,000	Dillard’s, Inc., 6.625%, 1/15/2018	170,500
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	504,000
175,000	Dillard’s, Inc., 7.130%, 8/01/2018	198,187
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	83,063
280,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	314,190

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$200,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	$156,000
185,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	150,313
420,000	Toys R Us, Inc., 7.375%, 10/15/2018	379,050

		2,004,053

	Supermarkets – 1.1%
70,000	American Stores Co., 8.000%, 6/01/2026	88,900
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	3,925
230,000	New Albertson’s, Inc., 7.750%, 6/15/2026	181,412
5,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,975
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	8,225
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	424,350

		710,787

	Technology – 7.2%
3,020,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,287,650
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	217,500
190,000	Amkor Technology, Inc., 6.375%, 10/01/2022	186,675
30,000	Amkor Technology, Inc., 6.625%, 6/01/2021	29,550
145,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	154,788
140,000	Equinix, Inc., 5.375%, 4/01/2023	137,200
615,000	First Data Corp., 8.250%, 1/15/2021, 144A	627,300
345,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	349,312
485,000	NCR Corp., 5.000%, 7/15/2022	468,025

		4,458,000

	Textile – 1.7%
745,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	592,275
125,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	125,625
320,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020, 144A	330,400

		1,048,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – 1.0%
$185,000	APL Ltd., 8.000%, 1/15/2024(g)	$173,900
12,957	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	13,087
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(h)	451,345

		638,332

	Wireless – 2.1%
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	112,500
1,276,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,224,960

		1,337,460

	Wirelines – 5.6%
382,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(i)	351,440
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	20,200
175,000	CenturyLink, Inc., 7.650%, 3/15/2042	166,250
85,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	80,750
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	206,800
205,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	205,256
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	14,700
325,000	Frontier Communications Corp., 7.450%, 7/01/2035	307,125
465,000	Frontier Communications Corp., 7.875%, 1/15/2027	450,469
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	460,800
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	346,500
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	369,309
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	294,292
150,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	153,765
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	82,342

		3,509,998

	Total Non-Convertible Bonds (Identified Cost $45,146,592)	44,691,208

Convertible Bonds – 16.4%
	Automotive – 2.2%
765,000	Ford Motor Co., 4.250%, 11/15/2016	1,382,260

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Construction Machinery – 0.3%
$125,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	$180,859

	Diversified Manufacturing – 0.6%
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	386,925

	Electric – 1.0%
330,000	CMS Energy Corp., 5.500%, 6/15/2029	653,194

	Home Construction – 2.0%
165,000	KB Home, 1.375%, 2/01/2019	171,188
30,000	Lennar Corp., 2.000%, 12/01/2020, 144A	39,863
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	25,678
350,000	Lennar Corp., 3.250%, 11/15/2021, 144A	587,562
310,000	Standard Pacific Corp., 1.250%, 8/01/2032	395,444

		1,219,735

	Independent Energy – 0.7%
225,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	211,922
55,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	54,587
145,000	Cobalt International Energy, Inc., 2.625%, 12/01/2019	153,791

		420,300

	Media Non-Cable – 0.1%
113,300	Liberty Media LLC, 3.500%, 1/15/2031	58,066

	Metals & Mining – 0.8%
405,000	Peabody Energy Corp., 4.750%, 12/15/2066	281,222
95,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	101,353
95,000	United States Steel Corp., 2.750%, 4/01/2019	93,753

		476,328

	Non-Captive Diversified – 0.0%
25,000	iStar Financial, Inc., 3.000%, 11/15/2016	29,656

	Oil Field Services – 0.2%
120,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019, 144A	145,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 0.3%
$80,000	Mylan, Inc., 3.750%, 9/15/2015	$189,600

	REITs - Mortgage – 0.3%
170,000	Redwood Trust, Inc., 4.625%, 4/15/2018	167,131

	Technology – 5.4%
530,000	Ciena Corp., 0.875%, 6/15/2017	509,462
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A	650,650
30,000	Ciena Corp., 4.000%, 3/15/2015, 144A	35,213
255,000	Intel Corp., 2.950%, 12/15/2035	277,472
440,000	Intel Corp., 3.250%, 8/01/2039	560,725
505,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	784,012
165,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	263,587
155,000	Nuance Communications, Inc., 2.750%, 11/01/2031	159,650
60,000	SanDisk Corp., 1.500%, 8/15/2017	79,988
30,000	Xilinx, Inc., 2.625%, 6/15/2017	42,863

		3,363,622

	Textile – 0.4%
235,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	265,256

	Wireless – 0.1%
40,000	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/2040, 144A	43,950

	Wirelines – 2.0%
436,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(f)(g)(i)(j)	56,565
1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(g)	1,180,043

		1,236,608

	Total Convertible Bonds (Identified Cost $7,710,800)	10,218,990

	Total Bonds and Notes (Identified Cost $52,857,392)	54,910,198

Shares	Description	Value (†)
Preferred Stocks – 7.7%
Convertible Preferred Stocks – 5.5%
	Automotive – 2.7%
28,082	General Motors Co., Series B, 4.750%	$1,352,429
6,380	Goodyear Tire & Rubber Co. (The), 5.875%	314,279

		1,666,708

	Banking – 0.1%
30	Bank of America Corp., Series L, 7.250%	33,315

	Electric – 0.6%
7,975	AES Trust III, 6.750%	401,302

	Independent Energy – 0.5%
90	Chesapeake Energy Corp., 5.000%	7,791
85	Chesapeake Energy Corp., Series A, 5.750%, 144A	87,178
965	SandRidge Energy, Inc., 7.000%	82,689
1,163	SandRidge Energy, Inc., 8.500%	111,357

		289,015

	Metals & Mining – 0.5%
3,300	ArcelorMittal, 6.000%	61,941
16,006	Cliffs Natural Resources, Inc., 7.000%	283,946

		345,887

	Non-Captive Diversified – 0.2%
2,110	iStar Financial, Inc., Series J, 4.500%	113,940

	Pipelines – 0.8%
8,050	El Paso Energy Capital Trust I, 4.750%	470,845

	REITs - Diversified – 0.1%
1,584	Weyerhaeuser Co., Series A, 6.375%	80,800

	Total Convertible Preferred Stocks (Identified Cost $3,249,262)	3,401,812

Non-Convertible Preferred Stocks – 2.2%
	Banking – 2.2%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	293,511
803	Ally Financial, Inc., Series G, 7.000%, 144A	763,226

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Banking – continued
13,577	SunTrust Banks, Inc., 5.875%	$322,590

		1,379,327

	Total Non-Convertible Preferred Stocks (Identified Cost $1,061,965)	1,379,327

	Total Preferred Stocks (Identified Cost $4,311,227)	4,781,139

Common Stocks – 1.1%
	Diversified Telecommunication Services – 0.4%
10	FairPoint Communications, Inc.(e)	83
1,017	Hawaiian Telcom Holdco, Inc.(e)	25,588
16,842	Telefonica S.A., Sponsored ADR(e)	215,746

		241,417

	Household Durables – 0.7%
23,775	KB Home	466,703

	Total Common Stocks (Identified Cost $453,998)	708,120

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(e)(f)(g) (Identified Cost $0)	—

Principal Amount(‡)
Short-Term Investments – 2.2%
1,380,132	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $1,380,132 on 7/01/2013 collateralized by $1,460,000 Federal Home Loan Mortgage Corp., 1.650% due 11/15/2019 valued at $1,408,900 including accrued interest(k) (Identified Cost $1,380,132)	1,380,132

	Total Investments – 99.1% (Identified Cost $59,002,749)(a)	61,779,589
	Other assets less liabilities – 0.9%	533,008

	Net Assets – 100.0%	$62,312,597

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $59,124,761 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,350,229
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,695,401)

Net unrealized appreciation	$2,654,828

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	Non-income producing security.
(f)	Fair valued by the Fund’s investment adviser. At June 30, 2013, the value of these securities amounted to $370,755 or 0.6% of net assets.
(g)	Illiquid security. At June 30, 2013, the value of these securities amounted to $1,410,508 or 2.3% of net assets.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $15,408,463 or 24.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

MXN	Mexican Peso
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$—	$1,626,322	(a)	$1,626,322
Retailers	—	1,689,863	314,190	(b)	2,004,053
Transportation Services	—	173,900	464,432	(a)	638,332
All Other Non-Convertible Bonds*	—	40,422,501	—		40,422,501

Total Non-Convertible Bonds	—	42,286,264	2,404,944		44,691,208

Convertible Bonds
Wirelines	—	1,180,043	56,565	(b)	1,236,608
All Other Convertible Bonds*	—	8,982,382	—		8,982,382

Total Convertible Bonds	—	10,162,425	56,565		10,218,990

Total Bonds and Notes	—	52,448,689	2,461,509		54,910,198

Preferred Stocks
Convertible Preferred Stocks*	3,401,812	—	—		3,401,812
Non-Convertible Preferred Stocks*	616,101	763,226	—		1,379,327

Total Preferred Stocks	4,017,913	763,226	—		4,781,139

Common Stocks*	708,120	—	—		708,120
Warrants**	—	—	—		—
Short-Term Investments	—	1,380,132	—		1,380,132

Total	$4,726,033	$54,592,047	$2,461,509		$61,779,589

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or March 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$239	$5,931	$7,628	$110,000	$(86,883)	$1,589,407	$—	$1,626,322	$7,628
Retailers	—	742	—	4,048	—	—	309,400	—	314,190	4,048
Transportation Services	157,712	—	205	146,394	—	(1,488)	319,321	(157,712)	464,432	146,394
Convertible Bonds Wirelines	—	—	(10)	(11,162)	135,474	(67,737)	—	—	56,565	(11,162)

Total	$157,712	$981	$6,126	$146,908	$245,474	$(156,108)	$2,218,128	$(157,712)	$2,461,509	$146,908

Debt securities valued at $2,218,128 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

A debt security valued at $157,712 was transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2013 (Unaudited)

Technology	12.6%
Wirelines	7.6
Home Construction	6.9
Automotive	6.2
Metals & Mining	4.6
Banking	4.6
Healthcare	4.2
Electric	4.1
ABS Home Equity	4.0
Retailers	3.2
Independent Energy	3.1
Media Non-Cable	3.0
Airlines	2.6
Chemicals	2.5
Non-Captive Consumer	2.5
Aerospace & Defense	2.3
Wireless	2.2
Textile	2.1
Other Investments, less than 2% each	18.6
Short-Term Investments	2.2

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 97.2% of Net Assets
	Airlines – 0.6%
$130,000	United Airlines, Inc., 6.750%, 9/15/2015, 144A	$133,575

	Automotive – 0.5%
120,000	General Motors Financial Co., Inc., 2.750%, 5/15/2016, 144A	118,050

	Electric – 1.4%
140,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	144,200
150,000	Iberdrola Finance Ireland Ltd., 5.000%, 9/11/2019, 144A	157,740

		301,940

	Independent Energy – 0.6%
130,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	124,150

	Treasuries – 93.3%
1,456,459	U.S. Treasury Inflation Indexed Bond, 0.625%, 2/15/2043(b)	1,224,905
2,496,515	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(b)	3,079,297
7,796,313	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(b)	7,999,142
382,269	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(b)	392,124
4,366,493	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2022(b)	4,276,774
2,922,368	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2022(b)(c)	2,856,387

		19,828,629

	Wirelines – 0.8%
150,000	Telefonica Emisiones SAU, 6.421%, 6/20/2016	164,696

	Total Bonds and Notes (Identified Cost $22,054,054)	20,671,040

Shares
Preferred Stocks – 0.6%
	Diversified Manufacturing – 0.6%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	124,656

Notional Amount	Description	Value (†)
Purchased Swaptions – 6.9%
	Interest Rate Swaptions – 6.9%
$17,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 3-month LIBOR, Receive 0.674%(d)(e)	$33,005
11,750,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 3-month LIBOR, Receive 1.378%(d)(e)	34,228
27,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.440%, Receive 3-month LIBOR(d)(e)	1,405,470

	Total Purchased Swaptions (Identified Cost $1,547,747)	1,472,703

Principal Amount
Short-Term Investments – 1.6%
301,932	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $301,932 on 7/01/2013 collateralized by $315,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $309,094 including accrued interest(f)	301,932
25,000	U.S. Treasury Bill, 0.082%, 1/10/2013(g)(h)	25,000

	Total Short-Term Investments (Identified Cost $326,932)	326,932

	Total Investments – 106.3% (Identified Cost $24,033,733)(a)	22,595,331
	Other assets less liabilities – (6.3)%	(1,334,099)

	Net Assets – 100.0%	$21,261,232

Notional Amount
Written Swaptions – (4.4%)
	Interest Rate Swaptions – (4.4%)
$17,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 0.398%, Receive 3-month LIBOR(d)(e)	$(3,465)
11,750,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 0.957%, Receive 3-month LIBOR(d)(e)	(3,654)
27,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 3.940%(d)(e)	(935,715)

	Total Written Swaptions (Premiums Received $927,461)	$(942,834)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized depreciation on investments based on a cost of $24,234,261 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$113,443
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,752,373)

Net unrealized depreciation	$(1,638,930)

(b)	Treasury Inflation Protected Security (TIPS).
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or interest rate swaptions.

(d)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(e)	Counterparty is Citibank, N.A.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(g)	All or a portion of this security has been pledged as initial margin for open futures contracts.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $553,565 or 2.6% of net assets.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2013	3	$363,141	$4,588

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$20,671,040	$—	$20,671,040
Preferred Stocks*	124,656	—	—	124,656
Purchased Swaptions*	—	1,472,703	—	1,472,703
Short-Term Investments	—	326,932	—	326,932

Total Investments	124,656	22,470,675	—	22,595,331

Futures Contracts (unrealized appreciation)	4,588	—	—	4,588

Total	$129,244	$22,470,675	$—	$22,599,919

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(942,834)	$—	$(942,834)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts and swaptions.

The Fund may use interest rate swaps and interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended June 30, 2013, the Fund engaged in interest rate swaps and interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swaps and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2013, the Fund used futures contracts, interest rate swaps and interest rate swaptions to hedge against changes in interest rates and also used interest rate swaps and interest rate swaptions to manage duration.

Over-the-counter derivatives, including forward foreign currency contracts, interest rate swap agreements and interest rate swaptions, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2013, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of June 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $1,497,703 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $554,869.

These amounts do not take into account the value of cash collateral received by the Fund in the amount of $380,000.

The following is a summary of derivative instruments for the Fund, as of June 30, 2013:

Asset Derivatives	Interest Rate Contracts
Purchased Swaptions (at value)	$1,472,703
Futures (unrealized appreciation)	4,588

Liability Derivatives	Interest Rate Contracts
Written Swaptions (at value)	$(942,834)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	93.3%
Purchased Swaptions	6.9
Other Investments, less than 2% each	4.5
Short-Term Investments	1.6

Total Investments	106.3
Other assets less liabilities (including open written swaptions and futures contracts)	(6.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 79.5% of Net Assets
Non-Convertible Bonds – 64.6%
	Aerospace & Defense – 2.4%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$132,837
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,175,000
500,000	Ducommun, Inc., 9.750%, 7/15/2018	546,250
3,220,000	GenCorp, Inc., 7.125%, 3/15/2021, 144A	3,332,700
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	745,498
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	4,722,110
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,270,700
1,580,000	TransDigm, Inc., 7.500%, 7/15/2021, 144A	1,615,550

		15,540,645

	Airlines – 2.5%
985,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	985,749
435,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	433,912
327,905	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	357,416
82,057	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	86,980
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	65,966
306,992	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	335,389
343,786	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	347,224
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,129,875
443,877	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	468,290
3,419,660	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	3,607,742
1,538,132	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,718,863
464,716	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	490,275
309,777	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	336,107
3,482,356	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	3,691,298
2,250,000	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,227,500

		16,282,586

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 0.5%
$1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	$1,015,000
15,000	Ford Motor Co., 6.375%, 2/01/2029	15,896
95,000	Ford Motor Co., 6.625%, 2/15/2028	100,925
230,000	Ford Motor Co., 7.125%, 11/15/2025	261,457
40,000	Ford Motor Co., 7.500%, 8/01/2026	46,258
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,066,487

		3,506,023

	Banking – 4.9%
2,700,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	1,113,227
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	1,019,081
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,654,125
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	6,836,244
9,495,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	10,053,657
7,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	679,476
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,089,028
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	1,258,000
475,000	RBS Capital Trust A, 2.319%, 12/29/2049, (EUR)(b)	383,645
80,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	67,686
135,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	93,825
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	128,000
85,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	62,050
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,440,139
105,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	90,218
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	1,362,284
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	76,075
435,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	557,724

		31,964,484

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 0.4%
$1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	$1,558,475
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,029,325
165,000	Jefferies Group LLC, 6.875%, 4/15/2021	181,466

		2,769,266

	Building Materials – 0.8%
3,200,000	HD Supply, Inc., 10.500%, 1/15/2021	3,312,000
670,000	Masco Corp., 6.500%, 8/15/2032	666,650
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,310,824

		5,289,474

	Chemicals – 2.4%
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,647,410
3,687,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,760,740
1,240,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	1,184,200
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	1,313,280
539,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	463,540
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	2,165,620
4,416,092	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(c)(d)	3,334,149
600,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	612,000

		15,480,939

	Commercial Mortgage-Backed Securities – 0.0%
320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(b)	307,635

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	130,275
1,902,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,616,700

		1,746,975

	Consumer Products – 0.3%
2,270,000	Visant Corp., 10.000%, 10/01/2017	2,094,075

	Electric – 0.9%
215,000	Edison Mission Energy, 7.625%, 5/15/2027(e)	120,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	$1,080,750
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,030,000
3,540,028	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	2,991,323
365,000	PPL Energy Supply LLC, 4.600%, 12/15/2021	371,433

		5,593,906

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020, 144A	546,720

	Food & Beverage – 0.2%
1,545,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,618,388

	Government Guaranteed – 0.8%
1,185,000	Autonomous Community of Catalonia, 4.950%, 2/11/2020, (EUR)	1,356,768
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	4,055,823

		5,412,591

	Government Owned - No Guarantee – 0.4%
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	884,584
16,700,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,640,386

		2,524,970

	Government Sponsored – 0.7%
3,440,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,302,400
1,250,000	Eksportfinans ASA, 2.375%, 5/25/2016	1,196,875

		4,499,275

	Healthcare – 3.2%
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,832,062
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,043,700
970,000	HCA, Inc., 7.500%, 12/15/2023	1,008,800
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,799,800
1,815,000	HCA, Inc., 7.690%, 6/15/2025	1,960,200
375,000	HCA, Inc., 8.360%, 4/15/2024	423,750
945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,001,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$1,557,750
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	6,573,840

		21,201,602

	Home Construction – 1.0%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	303,000
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	793,800
1,068,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	1,084,020
755,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	781,425
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	368,000
2,460,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,300,100
870,000	Pulte Group, Inc., 7.875%, 6/15/2032	957,000

		6,587,345

	Independent Energy – 2.9%
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	203,545
6,640,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	3,784,800
9,150,000	Connacher Oil and Gas Ltd., 8.750%, 8/01/2018, 144A, (CAD)	4,915,613
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	311,750
600,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	189,000
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020, 144A	3,790,400
2,400,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,343,000
3,360,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,192,000

		18,730,108

	Industrial Other – 0.2%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	666,750
320,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	310,400

		977,150

	Life Insurance – 2.5%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,634,000
6,535,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	7,972,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	$4,279,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	369,600
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,363,850

		16,619,150

	Local Authorities – 1.9%
1,535,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,619,461
100,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	93,857
905,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	1,083,753
2,245,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	2,057,675
7,200,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	7,422,018

		12,276,764

	Media Cable – 0.3%
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,137,475

	Media Non-Cable – 2.4%
2,210,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	2,044,250
4,405,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	4,283,863
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	1,787,700
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	1,011,850
1,206,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	1,224,090
1,665,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	1,698,300
3,230,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	3,391,500

		15,441,553

	Metals & Mining – 3.5%
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,002,800
377,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	358,150
11,060,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	8,516,200
3,125,000	Hecla Mining Co., 6.875%, 5/01/2021, 144A	2,898,437
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	800,000
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,701,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$3,680,000	United States Steel Corp., 7.500%, 3/15/2022	$3,606,400

		22,883,837

	Non-Captive Consumer – 1.4%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	750,000
875,000	SLM Corp., MTN, 7.250%, 1/25/2022	918,750
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	111,543
4,550,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,776,500
3,630,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,561,938

		9,118,731

	Non-Captive Diversified – 1.8%
970,000	General Electric Capital Corp., GMTN, 5.500%, 2/01/2017, (NZD)	778,534
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	206,034
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,454,067
180,000	International Lease Finance Corp., 5.875%, 4/01/2019	181,800
135,000	International Lease Finance Corp., 6.250%, 5/15/2019	138,713
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	337,125
1,325,000	iStar Financial, Inc., 3.875%, 7/01/2016	1,272,000
3,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	3,741,200
840,000	iStar Financial, Inc., 5.850%, 3/15/2017	856,800
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	902,700
1,040,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,081,600

		11,950,573

	Oil Field Services – 1.4%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	1,767,625
3,425,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	3,425,000
3,680,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	3,726,000

		8,918,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Packaging – 1.1%
$6,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	$5,989,500
600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	619,500
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	484,500

		7,093,500

	Paper – 0.2%
1,615,000	Neenah Paper, Inc., 5.250%, 5/15/2021, 144A	1,574,625

	Pipelines – 0.6%
3,340,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,872,400
1,000,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	872,400

		3,744,800

	Property & Casualty Insurance – 0.8%
1,920,000	MBIA Insurance Corp., 11.537%, 1/15/2033, 144A(b)(f)	1,641,600
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	3,347,892

		4,989,492

	Railroads – 0.0%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	266,900
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	27,900

		294,800

	REITs - Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	513,751

	Retailers – 1.8%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	472,500
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,079,763
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	135,625
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	188,275
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(g)	1,884,019
230,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	179,400
280,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	227,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$7,385,000	Toys R Us, Inc., 7.375%, 10/15/2018	$6,664,962

		11,832,044

	Sovereigns – 0.6%
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	138,992
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	826,171
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,915,544
66,455,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	402,064
24,750,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	151,435
32,615,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	215,352

		3,649,558

	Supermarkets – 3.0%
600,000	American Stores Co., 7.900%, 5/01/2017	661,500
360,000	American Stores Co., 8.000%, 6/01/2026	457,200
1,865,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	2,238,000
4,190,000	New Albertson’s, Inc., 7.450%, 8/01/2029	3,289,150
2,170,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,711,588
9,220,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,329,900
4,125,000	New Albertson’s, Inc., 8.700%, 5/01/2030	3,392,812
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	759,000

		19,839,150

	Supranational – 0.1%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	448,912

	Technology – 3.4%
650,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	898,952
10,465,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	7,927,237
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,157,500
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,360,150
1,590,000	First Data Corp., 11.250%, 1/15/2021, 144A	1,586,025
1,560,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	1,579,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	$12,425
4,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	4,020,000

		22,541,789

	Textile – 0.8%
3,235,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,571,825
2,835,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	2,849,175

		5,421,000

	Transportation Services – 1.3%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)	3,087,900
834,121	Atlas Air Pass Through Trust, Series 1998-1, Class B,7. 680%, 7/02/2015	842,462
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(h)	376,121
147,914	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	149,393
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(h)	559,358
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(f)(h)	56,482
2,710,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	2,710,000
740,000	Teekay Corp., 8.500%, 1/15/2020	804,750

		8,586,466

	Treasuries – 4.1%
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,898,351
2,425,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	3,366,533
850,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	1,155,101
175,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	244,076
4,405,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	6,216,090
1,590,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	286,681
4,365,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	765,376
770,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	855,618
560,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	507,743
175,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	210,249

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
4,070,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	$4,725,031
3,175,000	U.S. Treasury Bond, 2.750%, 11/15/2042	2,737,447
3,560,000	U.S. Treasury Bond, 2.875%, 5/15/2043	3,150,600

		27,118,896

	Wireless – 1.2%
11,300,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	844,569
2,725,000	NII Capital Corp., 7.625%, 4/01/2021	2,118,688
4,085,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,921,600
840,000	Sprint Capital Corp., 6.900%, 5/01/2019	873,600
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	236,500

		7,994,957

	Wirelines – 5.4%
205,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(i)	188,600
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	361,900
5,540,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	5,546,925
800,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	963,221
1,620,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,603,800
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	455,700
4,351,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,215,031
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	983,180
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,574,000
905,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	902,738
250,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	304,293
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,045,034
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,700,006
1,100,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,433,604
1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,590,095
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	768,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$1,523,500
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,252,020
645,000	Qwest Corp., 7.250%, 9/15/2025	721,200
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,414,035
1,095,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	992,950
140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	130,750

		35,670,582

	Total Non-Convertible Bonds (Identified Cost $397,863,921)	423,335,187

Convertible Bonds – 14.8%
	Airlines – 0.3%
1,705,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,772,467

	Automotive – 1.6%
1,090,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	963,287
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	6,378,269
2,955,000	Navistar International Corp., 3.000%, 10/15/2014	2,870,044

		10,211,600

	Brokerage – 0.3%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,285,766

	Diversified Manufacturing – 0.4%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,714,337

	Electric – 0.1%
250,000	CMS Energy Corp., 5.500%, 6/15/2029	494,844

	Healthcare – 1.4%
3,325,000	Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	5,292,984
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	1,310,922
660,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	713,625
860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	929,875
610,000	Omnicare, Inc., 3.750%, 12/15/2025	1,128,500

		9,375,906

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Home Construction – 1.0%
$2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	$3,852,731
2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	2,615,031

		6,467,762

	Independent Energy – 1.3%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	4,893,856
3,260,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,070,512
695,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	689,788

		8,654,156

	Life Insurance – 1.1%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	7,349,625

	Media Non-Cable – 0.0%
45,932	Liberty Media LLC, 3.500%, 1/15/2031	23,540

	Metals & Mining – 0.4%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,333,594
970,000	United States Steel Corp., 2.750%, 4/01/2019	957,269

		2,290,863

	Non-Captive Diversified – 0.1%
470,000	iStar Financial, Inc., 3.000%, 11/15/2016	557,538

	Technology – 5.6%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	7,589,069
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,180,175
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	205,406
3,595,000	Intel Corp., 3.250%, 8/01/2039	4,581,378
5,370,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	8,336,925
3,130,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	5,000,175
855,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	1,364,259
960,000	Nuance Communications, Inc., 2.750%, 11/01/2031	988,800
230,000	SanDisk Corp., 1.500%, 8/15/2017	306,619

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$1,050,000	Teradyne, Inc., 4.500%, 3/15/2014	$3,375,094

		36,927,900

	Textile – 0.5%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	3,476,550

	Wirelines – 0.7%
233,700	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(g)(i)(j)	30,320
2,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,571,887
1,190,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	1,384,863
400,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	527,168

		4,514,238

	Total Convertible Bonds (Identified Cost $72,439,227)	97,117,092

Municipals – 0.1%
	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	615,411

	Total Bonds and Notes (Identified Cost $470,843,148)	521,067,690

Senior Loans – 2.6%
	Airlines – 0.2%
1,238,250	Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/2018(b)	1,235,601

	Automotive – 0.2%
1,251,863	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(b)	1,263,605

	Chemicals – 0.3%
500,000	AI Chem & Cy S.C.A., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	500,000
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(b)	1,642,200

		2,142,200

	Consumer Products – 0.1%
311,720	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	296,467

	Diversified Manufacturing – 0.1%
275,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	277,063

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Food & Beverage – 0.1%
$567,588	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	$581,777

	Healthcare – 0.2%
1,125,000	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(b)	1,124,651

	Media Non-Cable – 0.0%
141,397	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/31/2015(b)	110,909

	Metals & Mining – 0.1%
516,100	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	523,522

	Non-Captive Diversified – 0.6%
4,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	4,186,680

	Oil Field Services – 0.2%
1,213,300	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	1,165,775

	Other Utility – 0.1%
400,000	Power Team Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	395,000
325,000	Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	319,312

	Total Other Utility (Identified Cost $719,841)	714,312

	Supermarket – 0.1%
923,316	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(b)	916,262

	Technology – 0.1%
201,562	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	203,106
441,221	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	444,715

	Total Technology (Identified Cost $639,826)	647,821

	Wirelines – 0.2%
748,125	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	731,292
740,689	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	738,837
65,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	66,463

		1,536,592

	Total Senior Loans (Identified Cost $16,435,423)	16,723,237

Shares	Description	Value (†)
Common Stocks – 11.2%
	Automobiles – 1.1%
465,000	Ford Motor Co.	$7,193,550

	Biotechnology – 2.0%
165,617	Vertex Pharmaceuticals, Inc.(f)	13,227,830

	Chemicals – 1.5%
156,958	Dow Chemical Co. (The)	5,049,339
30,167	PPG Industries, Inc.	4,416,750

		9,466,089

	Containers & Packaging – 0.2%
40,621	Owens-Illinois, Inc.(f)	1,128,857
2,452	Rock-Tenn Co., Class A	244,906

		1,373,763

	Diversified Telecommunication Services – 0.3%
22,435	FairPoint Communications, Inc.(f)	187,332
2,627	Hawaiian Telcom Holdco, Inc.(f)	66,096
117,962	Telefonica S.A., Sponsored ADR(f)	1,511,093

		1,764,521

	Electronic Equipment, Instruments & Components – 2.4%
1,119,766	Corning, Inc.	15,934,270

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	108,283

	Household Durables – 0.0%
6,775	KB Home	132,993

	Oil, Gas & Consumable Fuels – 0.6%
2,846	Chesapeake Energy Corp.	58,001
82,985	Repsol YPF S.A., Sponsored ADR	1,755,963
33,796	Royal Dutch Shell PLC, ADR	2,156,185

		3,970,149

	Pharmaceuticals – 1.4%
64,900	Bristol-Myers Squibb Co.	2,900,381
74,297	Valeant Pharmaceuticals International, Inc.(f)	6,395,486

		9,295,867

	REITs - Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	185,798
32,565	Associated Estates Realty Corp.	523,645

		709,443

	REITs - Shopping Centers – 0.0%
7,868	DDR Corp.	131,002

	Semiconductors & Semiconductor Equipment – 1.4%
372,408	Intel Corp.	9,019,722

	Trading Companies & Distributors – 0.2%
20,913	United Rentals, Inc.(f)	1,043,768

	Total Common Stocks (Identified Cost $49,394,978)	73,371,250

Shares	Description	Value (†)
Preferred Stocks – 4.0%
Convertible Preferred Stocks – 2.8%
	Automotive – 1.2%
148,570	General Motors Co., Series B, 4.750%	$7,155,131
20,395	Goodyear Tire & Rubber Co. (The), 5.875%	1,004,658

		8,159,789

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	164,772

	Electric – 0.1%
17,119	AES Trust III, 6.750%	861,428

	Home Construction – 0.1%
11,000	Hovnanian Enterprises, Inc., 7.250%	313,720

	Independent Energy – 0.1%
4,300	Chesapeake Energy Corp., 5.000%	372,251
190	Chesapeake Energy Corp., Series A, 5.750%, 144A	194,869
3,552	SandRidge Energy, Inc., 7.000%	304,362

		871,482

	Metals & Mining – 0.1%
33,725	ArcelorMittal, 6.000%	633,018

	Pipelines – 0.5%
54,200	El Paso Energy Capital Trust I, 4.750%	3,170,158

	REITs - Diversified – 0.2%
21,593	Weyerhaeuser Co., Series A, 6.375%	1,101,459

	Technology – 0.5%
3,260	Lucent Technologies Capital Trust I, 7.750%	3,113,300

	Total Convertible Preferred Stocks (Identified Cost $16,648,649)	18,389,126

Non-Convertible Preferred Stocks – 1.2%
	Banking – 0.8%
4,153	Ally Financial, Inc., Series G, 7.000%, 144A	3,947,297
18,000	Bank of America Corp., 6.375%	441,900
23,925	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	666,311

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Banking – continued
7,075	Countrywide Capital IV, 6.750%	$176,804

		5,232,312

	Home Construction – 0.3%
96,887	Hovnanian Enterprises, Inc., 7.625%(f)	1,752,686

	Non-Captive Consumer – 0.1%
12,475	SLM Corp., Series A, 6.970%	616,390

	Non-Captive Diversified – 0.0%
5,300	iStar Financial, Inc., Series F, 7.800%	127,571
2,575	iStar Financial, Inc., Series G, 7.650%	60,435

		188,006

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	208,506

	Total Non-Convertible Preferred Stocks (Identified Cost $5,528,921)	7,997,900

	Total Preferred Stocks (Identified Cost $22,177,570)	26,387,026

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(f)(g) (Identified Cost $0)	—

Principal Amount(‡)
Short-Term Investments – 1.5%
102,424	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $102,424 on 7/01/2013 collateralized by $115,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $108,328 including accrued interest(k)	102,424
9,766,812	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $9,766,812 on 7/01/2013 collateralized by $10,155,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $9,964,594 including accrued interest(k)	9,766,812

	Total Short-Term Investments (Identified Cost $9,869,236)	9,869,236

	Total Investments – 98.8% (Identified Cost $568,720,355)(a)	647,418,439
	Other assets less liabilities – 1.2%	7,681,694

	Net Assets – 100.0%	$655,100,133

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security's last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $568,986,140 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$99,592,885
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,160,586)

Net unrealized appreciation	$78,432,299

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	Illiquid security. At June 30, 2013, the value of these securities amounted to $14,646,359 or 2.2% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Fair valued security by the Fund’s investment adviser. At June 30, 2013, the value of these securities amounted to $1,914,339 or 0.3% of net assets.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $159,185,079 or 24.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar BRL Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund's assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$2,115,624	$14,166,962	(a)	$16,282,586
Retailers	—	9,948,025	1,884,019	(b)	11,832,044
Transportation Services	—	6,602,650	1,983,816	(a)	8,586,466
All Other Non-Convertible Bonds*	—	386,634,091	—		386,634,091

Total Non-Convertible Bonds	—	405,300,390	18,034,797		423,335,187

Convertible Bonds
Wirelines	—	4,483,918	30,320	(b)	4,514,238
All Other Convertible Bonds*	—	92,602,854	—		92,602,854

Total Convertible Bonds	—	97,086,772	30,320		97,117,092

Municipals*	—	615,411	—		615,411

Total Bonds and Notes	—	503,002,573	18,065,117		521,067,690

Senior Loans*	—	16,723,237	—		16,723,237
Common Stocks*	73,371,250	—	—		73,371,250
Preferred Stocks
Convertible Preferred Stocks*	18,389,126	—	—		18,389,126
Non-Convertible Preferred Stocks
Banking	1,285,015	3,947,297	—		5,232,312
All Other Non-Convertible Preferred Stocks*	2,765,588	—	—		2,765,588

Total Non-Convertible Preferred Stocks	4,050,603	3,947,297	—		7,997,900

Total Preferred Stocks	22,439,729	3,947,297	—		26,387,026

Warrants**	—	—	—		—
Short-Term Investments	—	9,869,236	—		9,869,236

Total	$95,810,979	$533,542,343	$18,065,117		$647,418,439

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Convertible Bonds Wirelines	$—	$—	$(1)	$(6,038)	$72,718	$(36,359)	$—	$—	$30,320	$(6,038)
Non-Convertible Bonds
Airlines	—	1,591	8,429	326,575	2,685,000	(1,123,395)	12,268,762	—	14,166,962	326,575
Banking	3,846,651	—	—	—	—	—	—	(3,846,651)	—	—
Retailers	—	10,511	—	18,213	—	—	1,855,295	—	1,884,019	18,213
Transportation Services	2,800,463	—	36,518	441,002	—	(143,572)	1,649,868	(2,800,463)	1,983,816	441,002
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$6,647,114	$12,102	$44,946	$779,752	$2,757,718	$(1,303,326)	$15,773,925	$(6,647,114)	$18,065,117	$779,752

Debt securities valued at $15,773,925 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

Debt securities valued at $6,647,114 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.

All Transfers are recognized as of the beginning of the reporting period.

Unfunded Loan Commitments

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments are marked-to-market daily with the resulting unrealized appreciation (depreciation) recorded on the Fund’s books and records. As of June 30, 2013, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Power Team Services LLC	$50,000

Industry Summary at June 30, 2013 (Unaudited)

Technology	9.6%
Wirelines	6.3
Banking	5.7
Healthcare	4.8
Independent Energy	4.3
Chemicals	4.2
Treasuries	4.1
Metals & Mining	4.1
Life Insurance	3.6
Automotive	3.5
Supermarkets	3.1
Airlines	3.0
Non-Captive Diversified	2.5
Electronic Equipment, Instruments & Components	2.4
Media Non-Cable	2.4
Aerospace & Defense	2.4
Home Construction	2.4
Biotechnology	2.0
Other Investments, less than 2% each	26.9
Short-Term Investments	1.5

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 100.0% of Net Assets
Non-Convertible Bonds – 99.5%
	ABS Car Loan – 6.3%
$335,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$336,918
210,000	Ally Master Owner Trust, Series 2013-1, Class A2, 1.000%, 2/15/2018	208,098
53,320	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	53,401
89,406	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.760%, 10/08/2015	89,450
405,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class A3, 0.650%, 12/08/2017	402,148
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	126,916
285,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790%, 6/20/2017	283,680
109,729	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/2015	110,012
620,000	CarMax Auto Owner Trust, Series 2012-2, Class A3, 0.840%, 3/15/2017	621,165
10,520	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 1/15/2015, 144A	10,530
495,000	CarNow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/2017, 144A	494,526
57,129	CFC LLC, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	56,947
378,292	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	377,319
145,000	Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, 0.680%, 4/15/2017	145,028
200,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.700%, 2/16/2016	200,071
345,000	Honda Auto Receivables Owner Trust, Series 2012-3, Class A3, 0.560%, 5/15/2016	344,451
225,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	227,817
94,222	Santander Drive Auto Receivables Trust, Series 2011-1, Class A3, 1.280%, 1/15/2015	94,288
165,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class A3, 0.620%, 7/15/2016	164,986
215,000	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 6/15/2017	214,760
165,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	163,543
190,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	190,000
200,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	198,503
260,000	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	256,776
94,215	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	94,382

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$110,000	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/2015	$109,990

		5,575,705

	ABS Credit Card – 1.6%
60,000	Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.413%, 3/15/2017(b)	59,964
575,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	543,937
210,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	215,430
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	580,007

		1,399,338

	ABS Home Equity – 0.1%
80,030	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.208%, 7/25/2021(b)	75,714
48,896	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	49,979

		125,693

	ABS Other – 1.8%
260,000	Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.500%, 9/15/2015	260,574
97,563	FRS LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	96,334
390,000	GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.682%, 6/20/2017(b)	390,000
420,000	Nissan Master Owner Trust Receivables, Series 2012-A, Class A, 0.663%, 5/15/2017(b)	419,365
430,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	429,337

		1,595,610

	ABS Student Loan – 1.9%
488,431	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.792%, 9/20/2022(b)	493,316
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.076%, 7/25/2025(b)	552,579
650,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.276%, 7/25/2025(b)	657,319

		1,703,214

	Aerospace & Defense – 0.9%
435,000	Northrop Grumman Corp., 3.250%, 8/01/2023	411,645
355,000	Raytheon Co., 3.125%, 10/15/2020	357,220

		768,865

	Airlines – 0.7%
440,000	British Airways PLC, 4.625%, 6/20/2024, 144A	439,175

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$139,274	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	$161,905

		601,080

	Automotive – 1.9%
235,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	238,458
610,000	Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	734,789
315,000	Toyota Motor Credit Corp., MTN, 2.000%, 9/15/2016	321,346
390,000	Volkswagen International Finance NV, 1.150%, 11/20/2015, 144A	390,913

		1,685,506

	Banking – 8.2%
660,000	Australia & New Zealand Banking Group Ltd./New York NY, 1.450%, 5/15/2018	638,378
250,000	Bank of America Corp., 5.650%, 5/01/2018	277,746
425,000	Bank of Montreal, 1.450%, 4/09/2018	410,221
260,000	BB&T Corp., 2.050%, 6/19/2018	256,214
495,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	589,417
365,000	Capital One Financial Corp., 2.125%, 7/15/2014	369,277
40,000	Citigroup, Inc., 5.000%, 9/15/2014	41,569
270,000	Citigroup, Inc., 6.010%, 1/15/2015	288,340
370,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	416,931
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	313,820
630,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	725,081
750,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	850,091
100,000	PNC Financial Services Group Inc., 2.854%, 11/09/2022	91,220
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	42,197
415,000	State Street Corp., 3.100%, 5/15/2023	388,718
380,000	SunTrust Bank, 2.750%, 5/01/2023	349,635
330,000	U.S. Bancorp, MTN, 2.200%, 11/15/2016	338,497
245,000	Wells Fargo & Co., 1.500%, 1/16/2018	238,955
340,000	Wells Fargo & Co., 3.676%, 6/15/2016	363,262

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$245,000	Westpac Banking Corp., 1.125%, 9/25/2015	$246,039

		7,235,608

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	33,450

	Chemicals – 0.7%
180,000	Dow Chemical Co. (The), 3.000%, 11/15/2022	167,309
180,000	Eastman Chemical Co., 3.600%, 8/15/2022	173,396
200,000	Eastman Chemical Co., 4.500%, 1/15/2021	209,920
90,000	Methanex Corp., 3.250%, 12/15/2019	87,127

		637,752

	Collateralized Mortgage Obligations – 8.2%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	772,145
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	427,215
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,034,151
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	355,507
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,433,421
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,109,072
697,886	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.543%, 4/25/2019(b)	699,175
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	146,126
297,060	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.645%, 10/07/2020(b)	298,545
971,988	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.755%, 12/08/2020(b)	975,584

		7,250,941

	Commercial Mortgage-Backed Securities – 7.9%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	44,609
110,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	122,215
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	90,836
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046	288,535
336,002	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.871%, 6/15/2039(b)	373,409

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	$401,986
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	414,500
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	363,986
330,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.982%, 8/10/2045(b)	367,738
1,225,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.043%, 11/08/2029, 144A(b)	1,211,929
350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A5, 2.840%, 12/15/2047	324,567
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 6.003%, 6/15/2049(b)	458,829
210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	232,507
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	262,229
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	445,408
510,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	566,039
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.937%, 6/15/2049(b)	458,581
555,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	519,829

		6,947,732

	Construction Machinery – 0.5%
105,000	Caterpillar Financial Services Corp., MTN, 1.300%, 3/01/2018	102,006
290,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	300,260

		402,266

	Consumer Cyclical Services – 0.7%
585,000	Amazon.com, Inc., 0.650%, 11/27/2015	583,165
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,530

		613,695

	Diversified Manufacturing – 0.2%
100,000	Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 1/15/2019, 144A	98,648
90,000	Snap-On, Inc., 4.250%, 1/15/2018	95,351

		193,999

	Electric – 3.0%
155,000	Baltimore Gas & Electric Co., 3.350%, 7/01/2023	150,773

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$245,000	Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	$304,638
375,000	Dominion Resources, Inc., 1.950%, 8/15/2016	382,485
415,000	Georgia Power Co., 0.593%, 3/15/2016(b)	415,227
290,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	282,025
160,000	NextEra Energy Capital Holdings Inc., 3.625%, 6/15/2023	154,112
215,000	NextEra Energy Capital Holdings, Inc., 1.611%, 6/01/2014	216,764
85,000	Pacific Gas & Electric Co., 3.250%, 6/15/2023	83,239
265,000	Southern California Edison Co., 5.750%, 3/15/2014	274,274
375,000	Southern Co., 1.950%, 9/01/2016	380,487

		2,644,024

	Entertainment – 0.4%
330,000	Time Warner, Inc., 4.875%, 3/15/2020	359,792

	Environmental – 0.1%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	98,044

	Food & Beverage – 1.0%
525,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	536,763
270,000	Kraft Foods Group, Inc., 6.125%, 8/23/2018	317,020

		853,783

	Government Owned - No Guarantee – 1.3%
150,000	Federal National Mortgage Association, 5.375%, 6/12/2017	173,608
570,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	522,885
435,000	Statoil ASA, 1.150%, 5/15/2018	420,639

		1,117,132

	Health Insurance – 0.1%
35,000	WellPoint, Inc., 6.000%, 2/15/2014	36,141
30,000	WellPoint, Inc., 7.000%, 2/15/2019	36,017

		72,158

	Healthcare – 1.7%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	75,454

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$400,000	Express Scripts, Inc., 3.125%, 5/15/2016	$415,942
80,000	McKesson Corp., 0.950%, 12/04/2015	79,786
425,000	McKesson Corp., 3.250%, 3/01/2016	448,157
105,000	McKesson Corp., 6.500%, 2/15/2014	108,698
375,000	Stryker Corp., 2.000%, 9/30/2016	384,939

		1,512,976

	Hybrid ARMs – 0.6%
110,569	FHLMC, 2.394%, 1/01/2035(b)	116,973
396,416	FNMA, 2.558%, 4/01/2037(b)	421,919

		538,892

	Independent Energy – 1.7%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	112,167
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	126,498
330,000	Canadian Natural Resources Ltd., 1.450%, 11/14/2014	332,669
275,000	Encana Corp., 6.500%, 5/15/2019	322,172
70,000	Hess Corp., 7.000%, 2/15/2014	72,514
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	113,850
375,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	374,701

		1,454,571

	Integrated Energy – 1.8%
345,000	BP Capital Markets PLC, 1.375%, 11/06/2017	335,895
440,000	BP Capital Markets PLC, 1.375%, 5/10/2018	424,113
225,000	Chevron Corp., 3.191%, 6/24/2023	223,909
340,000	Total Capital S.A., 4.450%, 6/24/2020	370,668
55,000	XTO Energy, Inc., 4.900%, 2/01/2014	56,374
170,000	XTO Energy, Inc., 5.750%, 12/15/2013	174,059

		1,585,018

	Life Insurance – 0.6%
125,000	American International Group, Inc., 4.875%, 9/15/2016	136,920

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$220,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	$242,514
30,000	Lincoln National Corp., 4.300%, 6/15/2015	31,816
70,000	Unum Group, 5.625%, 9/15/2020	77,151

		488,401

	Media Cable – 0.9%
94,000	Cox Communications, Inc., 5.450%, 12/15/2014	100,299
230,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	276,613
425,000	NBCUniversal Enterprise, Inc., 0.817%, 4/15/2016, 144A(b)	426,261

		803,173

	Media Non-Cable – 0.2%
175,000	Thomson Reuters Corp., 5.950%, 7/15/2013	175,319

	Metals & Mining – 1.8%
110,000	Alcoa, Inc., 6.150%, 8/15/2020	112,672
315,000	ArcelorMittal, 10.350%, 6/01/2019	372,487
140,000	Goldcorp, Inc., 2.125%, 3/15/2018	134,054
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	33,193
180,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	179,093
125,000	Rio Tinto Finance USA PLC, 1.625%, 8/21/2017	122,598
275,000	Rio Tinto Finance USA PLC, 2.250%, 12/14/2018	267,235
110,000	Teck Resources Ltd., 3.150%, 1/15/2017	112,169
270,000	Teck Resources Ltd., 3.750%, 2/01/2023	248,072

		1,581,573

	Mortgage Related – 6.5%
343,007	FHLMC, 2.644%, 5/01/2036(b)	367,361
87,920	FHLMC, 3.000%, with various maturities from 2026 to 2027(c)	90,729
1,596	FHLMC, 6.500%, 1/01/2024	1,806
200	FHLMC, 8.000%, 7/01/2025	237
53,695	FNMA, 3.000%, 7/01/2027	55,309
236,583	FNMA, 3.526%, 2/01/2039(b)	253,775

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$894	FNMA, 6.000%, 9/01/2021	$972
451	FNMA, 7.500%, 6/01/2016	474
545	FNMA, 8.000%, 6/01/2015	567
321,940	GNMA, 4.312%, 2/20/2063	352,485
586,088	GNMA, 4.356%, 2/20/2063	643,097
243,537	GNMA, 4.496%, 10/20/2062	268,759
517,869	GNMA, 4.500%, 4/20/2063	572,332
291,089	GNMA, 4.505%, 4/20/2063	321,656
346,333	GNMA, 4.514%, 5/20/2062	381,854
337,471	GNMA, 4.520%, 5/20/2062	371,865
338,817	GNMA, 4.528%, 3/20/2062	373,571
302,095	GNMA, 4.549%, 3/20/2063	334,532
343,416	GNMA, 4.560%, 3/20/2062	378,456
213,311	GNMA, 4.567%, 7/20/2062	236,579
355,764	GNMA, 4.575%, 2/20/2063	394,109
250,856	GNMA, 4.604%, 6/20/2062	277,547
4,485	GNMA, 6.500%, 12/15/2023	5,008
1,361	GNMA, 8.500%, 9/15/2022	1,555
2,622	GNMA, 9.500%, 1/15/2019	2,968

		5,687,603

	Non-Captive Consumer – 0.3%
225,000	SLM Corp., MTN, 6.250%, 1/25/2016	238,500

	Non-Captive Diversified – 1.3%
645,000	General Electric Capital Corp., 5.625%, 5/01/2018	739,818
425,000	International Lease Finance Corp., 2.224%, 6/15/2016(b)	421,812

		1,161,630

	Oil Field Services – 1.4%
305,000	Cameron International Corp., 1.205%, 6/02/2014(b)	306,350

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$260,000	Ensco PLC, 3.250%, 3/15/2016	$271,680
235,000	Nabors Industries, Inc., 5.000%, 9/15/2020	239,561
90,000	Nabors Industries, Inc., 9.250%, 1/15/2019	111,665
75,000	Pride International, Inc., 8.500%, 6/15/2019	95,387
175,000	Rowan Cos., Inc., 5.000%, 9/01/2017	189,140

		1,213,783

	Pharmaceuticals – 2.3%
275,000	Eli Lilly & Co., 4.200%, 3/06/2014	281,918
255,000	Mallinckrodt International Finance S.A., 3.500%, 4/15/2018, 144A	252,082
1,095,000	Merck & Co., Inc., 1.300%, 5/18/2018	1,061,916
260,000	Perrigo Co., 2.950%, 5/15/2023	240,363
225,000	Pfizer, Inc., 3.000%, 6/15/2023	218,224

		2,054,503

	Pipelines – 1.8%
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	144,883
290,000	Energy Transfer Partners LP, 6.000%, 7/01/2013	290,000
380,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	381,247
245,000	NiSource Finance Corp., 6.125%, 3/01/2022	276,498
175,000	Questar Corp., 2.750%, 2/01/2016	181,664
265,000	Spectra Energy Capital LLC, 5.668%, 8/15/2014	278,266

		1,552,558

	Property & Casualty Insurance – 1.2%
305,000	Allstate Corp. (The), 3.150%, 6/15/2023	296,133
260,000	Berkshire Hathaway Finance Corp., 1.600%, 5/15/2017	258,907
320,000	Liberty Mutual Group Inc., 4.250%, 6/15/2023, 144A	309,192
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	162,259
15,000	Willis North America, Inc., 7.000%, 9/29/2019	17,228

		1,043,719

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Railroads – 1.7%
$350,000	Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	$362,518
420,000	Canadian National Railway Co., 1.450%, 12/15/2016	423,476
325,000	CSX Corp., 3.700%, 10/30/2020	335,993
30,000	CSX Corp., 6.150%, 5/01/2037	34,509
260,000	Union Pacific Corp., 5.750%, 11/15/2017	300,183

		1,456,679

	REITs - Healthcare – 0.0%
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	32,601

	Retailers – 0.1%
110,000	Dollar General Corp., 3.250%, 4/15/2023	100,390

	Supermarket – 0.3%
285,000	Delhaize Group S.A., 4.125%, 4/10/2019	293,579

	Supranational – 0.5%
420,000	Nordic Investment Bank, 0.500%, 4/14/2016	416,976

	Technology – 3.1%
335,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	386,464
335,000	Apple, Inc., 1.000%, 5/03/2018	321,700
460,000	Apple, Inc., 2.400%, 5/03/2023	426,633
210,000	Corning, Inc., 4.250%, 8/15/2020	223,953
300,000	EMC Corp., 1.875%, 6/01/2018	296,551
370,000	Hewlett-Packard Co., 4.300%, 6/01/2021	361,778
435,000	International Business Machines Corp., 1.625%, 5/15/2020	407,215
305,000	Oracle Corp., 1.200%, 10/15/2017	296,222

		2,720,516

	Tobacco – 1.3%
330,000	Altria Group, Inc., 4.750%, 5/05/2021	353,417
90,000	Altria Group, Inc., 9.250%, 8/06/2019	119,196
365,000	Philip Morris International, Inc., 2.500%, 5/16/2016	379,137

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Tobacco – continued
$295,000	Philip Morris International, Inc., 2.625%, 3/06/2023	$273,082

		1,124,832

	Transportation Services – 0.4%
345,000	ERAC USA Finance LLC, 2.250%, 1/10/2014, 144A	347,584

	Treasuries – 17.1%
2,075,326	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023(d)	2,012,255
1,385,000	U.S. Treasury Note, 0.250%, 10/31/2014	1,385,541
2,900,000	U.S. Treasury Note, 0.250%, 5/15/2015	2,895,241
765,000	U.S. Treasury Note, 0.750%, 10/31/2017	750,597
270,000	U.S. Treasury Note, 0.750%, 3/31/2018	262,807
385,000	U.S. Treasury Note, 0.875%, 4/30/2017	383,075
2,810,000	U.S. Treasury Note, 1.750%, 5/31/2016	2,898,251
1,110,000	U.S. Treasury Note, 1.750%, 5/15/2023	1,039,584
1,930,000	U.S. Treasury Note, 1.875%, 6/30/2015	1,987,900
1,330,000	U.S. Treasury Note, 2.500%, 4/30/2015	1,382,421

		14,997,672

	Wireless – 1.4%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	258,027
170,000	Sprint Nextel Corp., 6.000%, 12/01/2016	179,350
410,000	Vodafone Group PLC, 1.500%, 2/19/2018	392,485
415,000	Vodafone Group PLC, 2.950%, 2/19/2023	383,650

		1,213,512

	Wirelines – 2.0%
625,000	AT&T, Inc., 5.800%, 2/15/2019	724,879
220,000	British Telecommunications PLC, 1.625%, 6/28/2016	220,965
255,000	Embarq Corp., 7.995%, 6/01/2036	269,062
505,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	517,675

		1,732,581

	Total Non-Convertible Bonds (Identified Cost $87,473,090)	87,444,528

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.5%
	Florida – 0.5%
$420,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A, 2.995%, 7/01/2020 (Identified Cost $420,000)	$393,557

	Total Bonds and Notes (Identified Cost $87,893,090)	87,838,085

	Total Investments – 100.0% (Identified Cost $87,893,090)(a)	87,838,085
	Other assets less liabilities – 0.0%	33,150

	Net Assets – 100.0%	$87,871,235

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized depreciation on investments based on a cost of $88,340,572 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,017,302
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,519,789)

Net unrealized depreciation	$(502,487)

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Treasury Inflation Protected Security (TIPS).

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $5,344,306 or 6.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$5,128,929	$446,776	(a)	$5,575,705
ABS Other	—	1,166,273	429,337	(a)	1,595,610
ABS Student Loan	—	1,209,898	493,316	(a)	1,703,214
Airlines	—	—	601,080	(a)	601,080
Collateralized Mortgage Obligations	—	5,976,812	1,274,129	(a)	7,250,941
All Other Non-Convertible Bonds*	—	70,717,978	—		70,717,978

Total Non-Convertible Bonds	—	84,199,890	3,244,638		87,444,528

Municipals*	—	393,557	—		393,557

Total Bonds and Notes	—	84,593,447	3,244,638		87,838,085

Total	$—	$84,593,447	$3,244,638		$87,838,085

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$(3,204)	$449,980	$—	$—	$—	$446,776	$(3,204)
ABS Other	—	—	—	—	429,337	—	—	—	429,337	—
ABS Student Loan	—	—	—	4,884	—	(511,381)	999,813	—	493,316	4,884
Airlines	—	—	(912)	(1,753)	441,650	(20,878)	182,973	—	601,080	(1,753)
Collateralized Mortgage Obligations	—	—	(21)	(2,760)	—	(125,530)	1,402,440	—	1,274,129	(2,760)
Commercial Mortgage-Backed Securities	573,987	—	—	—	—	—	—	(573,987)	—	—

Total	$573,987	$—	$(933)	$(2,833)	$1,320,967	$(657,789)	$2,585,226	$(573,987)	$3,244,638	$(2,833)

Debt securities valued at $2,585,226 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

A debt security valued at $573,987 was transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	17.1%
Collateralized Mortgage Obligations	8.2
Banking	8.2
Commercial Mortgage-Backed Securities	7.9
Mortgage Related	6.5
ABS Car Loan	6.3
Technology	3.1
Electric	3.0
Pharmaceuticals	2.3
Wirelines	2.0
Other Investments, less than 2% each	35.4

Total Investments	100.0
Other assets less liabilities	—

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 92.9% of Net Assets
Non-Convertible Bonds – 88.5%
	ABS Credit Card – 0.2%
$1,000,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$1,098,418

	ABS Home Equity – 0.0%
185,873	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.521%, 7/25/2035(b)	170,477

	ABS Other – 1.0%
1,911,762	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,931,447
1,490,867	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	1,519,040
856,995	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	977,813
762,153	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	771,560
1,926,626	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	2,047,859

		7,247,719

	Airlines – 2.6%
500,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	498,750
800,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	756,000
155,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	156,550
1,105,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,116,050
327,905	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	357,416
960,585	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	1,066,249
4,150,623	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	4,762,840
160,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	166,400
1,501,192	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,640,052
3,828,237	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	4,450,326
1,790,139	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	1,919,924
783,957	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	885,871
1,490,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	1,475,100

		19,251,528

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 0.6%
$1,725,000	Cummins, Inc., 5.650%, 3/01/2098	$1,633,825
2,665,000	Ford Motor Co., 6.375%, 2/01/2029	2,824,271

		4,458,096

	Banking – 12.5%
2,670,000	Associates Corp. of North America, 6.950%, 11/01/2018	3,162,084
3,300,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	1,360,611
230,000	Bank of America Corp., 5.420%, 3/15/2017	246,322
1,000,000	Bank of America Corp., 5.490%, 3/15/2019	1,078,240
530,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	565,119
985,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	1,183,748
2,770,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,529,103
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	89,951
185,000	Citigroup, Inc., 5.875%, 2/22/2033	177,865
2,515,000	Citigroup, Inc., 6.125%, 8/25/2036	2,462,409
4,670,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,775,390
225,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	236,302
1,330,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	1,339,335
5,400,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	5,066,255
5,625,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,762,047
870,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	943,997
4,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	4,341,232
400,000	JPMorgan Chase & Co., EMTN, 1.053%, 5/30/2017, (GBP)(b)	568,835
5,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	485,340
7,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	693,018
900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	974,526
6,570,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,467,265
235,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	247,449
1,700,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,818,084

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$100,000	Morgan Stanley, 0.757%, 10/15/2015(b)	$98,054
5,080,000	Morgan Stanley, 2.125%, 4/25/2018	4,861,717
2,714,000	Morgan Stanley, 3.750%, 2/25/2023	2,595,352
1,325,000	Morgan Stanley, 4.875%, 11/01/2022	1,308,969
2,980,000	Morgan Stanley, 5.500%, 7/24/2020	3,209,114
3,800,000	Morgan Stanley, 5.750%, 1/25/2021	4,124,718
2,000,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,986,287
100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	107,339
2,000,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,948,408
930,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	859,245
2,900,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	3,178,319
600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	576,523
1,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,719,730
600,000	Morgan Stanley, Series F, MTN, 0.727%, 10/18/2016(b)	580,841
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	448,955
3,550,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	3,378,073
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	63,842
400,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	544,089
100,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	117,506
200,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	215,580
825,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	870,307
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	133,129
400,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	424,094
400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	407,979
2,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	2,654,063
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,278,850
300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	337,473

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$4,500,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	$4,737,150

		92,340,233

	Brokerage – 1.3%
2,750,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,764,259
765,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	782,827
2,715,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,694,064
1,230,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,186,950
575,000	Jefferies Group LLC, 6.450%, 6/08/2027	566,375
105,000	Jefferies Group LLC, 6.875%, 4/15/2021	115,478
1,530,000	Jefferies Group LLC, 8.500%, 7/15/2019	1,843,650

		9,953,603

	Building Materials – 1.3%
1,175,000	Masco Corp., 4.800%, 6/15/2015	1,204,375
730,000	Masco Corp., 5.850%, 3/15/2017	770,150
1,695,000	Masco Corp., 6.125%, 10/03/2016	1,830,600
1,330,000	Masco Corp., 6.500%, 8/15/2032	1,323,350
375,000	Masco Corp., 7.750%, 8/01/2029	413,978
3,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	1,323,194
251,000	Owens Corning, Inc., 6.500%, 12/01/2016	280,188
2,255,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,412,985

		9,558,820

	Chemicals – 0.2%
185,000	Methanex Corp., 5.250%, 3/01/2022	193,927
980,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,053,576

		1,247,503

	Collateralized Mortgage Obligations – 0.1%
675,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	785,257
15,617	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	17,237

		802,494

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – 3.2%
$160,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.358%, 9/10/2047(b)	$172,492
600,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	663,484
360,000	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	399,741
200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	218,984
407,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.905%, 6/11/2040(b)	459,739
21,904	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	21,886
1,055,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	1,161,382
480,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.940%, 6/10/2046(b)	527,602
2,961,016	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.871%, 6/15/2039(b)	3,290,663
2,030,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.954%, 9/15/2039(b)	2,263,592
685,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	764,890
3,125,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,585,859
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,679,937
805,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	845,534
350,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.982%, 8/10/2045(b)	390,025
1,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 6.003%, 6/15/2049(b)	1,219,815
1,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,555,580
480,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	504,568
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.061%, 6/15/2038(b)	421,763
390,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	429,006
235,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.086%, 6/12/2046(b)	261,022
350,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	371,631
425,000	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	451,472
250,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	278,380
800,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.459%, 1/11/2043(b)	929,883
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	220,919

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$400,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	$443,952
250,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.721%, 3/15/2044, 144A(b)	237,095

		23,770,896

	Consumer Products – 0.2%
605,000	Hasbro, Inc., 6.600%, 7/15/2028	664,819
780,000	Snap-on, Inc., 6.700%, 3/01/2019	914,005

		1,578,824

	Diversified Manufacturing – 0.1%
540,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	917,513

	Electric – 2.4%
1,349,850	Bruce Mansfield Unit, 6.850%, 6/01/2034	1,474,725
1,185,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	1,305,738
555,000	Commonwealth Edison Co., 4.700%, 4/15/2015	590,769
3,400,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	3,340,500
800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	824,000
600,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,040,329
1,000,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,162,395
900,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	934,679
5,412,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,997,993
700,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	700,976
1,152,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,513,947
150,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	153,875

		18,039,926

	Financial Other – 1.2%
5,040,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	5,307,916
2,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	3,432,725

		8,740,641

	Government Guaranteed – 1.4%
1,000,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	940,563

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Guaranteed – continued
2,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	$2,264,382
7,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	6,537,349
970,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	833,506

		10,575,800

	Government Owned - No Guarantee – 1.3%
2,565,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	3,007,463
4,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	4,646,250
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	884,584
10,400,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,021,558

		9,559,855

	Health Insurance – 0.0%
20,000	CIGNA Corp., 7.875%, 5/15/2027	25,402

	Healthcare – 0.7%
855,000	Boston Scientific Corp., 6.000%, 1/15/2020	967,755
55,000	HCA, Inc., 5.875%, 3/15/2022	56,444
3,065,000	HCA, Inc., 5.875%, 5/01/2023	3,072,662
95,000	HCA, Inc., 6.375%, 1/15/2015	99,513
100,000	HCA, Inc., 7.050%, 12/01/2027	98,000
190,000	HCA, Inc., 7.190%, 11/15/2015	205,200
75,000	HCA, Inc., 7.500%, 12/15/2023	78,000
175,000	HCA, Inc., 7.690%, 6/15/2025	189,000
305,000	HCA, Inc., 8.360%, 4/15/2024	344,650
10,000	HCA, Inc., MTN, 7.580%, 9/15/2025	10,600
305,000	HCA, Inc., MTN, 7.750%, 7/15/2036	306,525

		5,428,349

	Home Construction – 0.6%
3,340,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,072,800
1,455,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,360,425

		4,433,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hybrid ARMs – 0.0%
$40,685	FNMA, 2.029%, 2/01/2037(b)	$42,544
84,373	FNMA, 2.999%, 9/01/2036(b)	90,194

		132,738

	Independent Energy – 1.3%
1,195,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,374,226
60,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	64,500
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	59,675
3,000,000	EQT Corp., 8.125%, 6/01/2019	3,657,459
2,150,000	Equitable Resources, Inc., 6.500%, 4/01/2018	2,438,345
1,735,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,682,950

		9,277,155

	Industrial Other – 0.2%
1,150,000	Worthington Industries, Inc., 6.500%, 4/15/2020	1,237,945

	Life Insurance – 2.0%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,634,000
2,600,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	3,172,000
390,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	438,520
110,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	121,257
355,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	465,676
2,355,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,714,316
2,620,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,730,085
2,885,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,747,615

		15,023,469

	Local Authorities – 2.5%
3,740,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	3,945,787
100,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	93,857
4,635,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,788,340
4,495,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	4,536,816

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
4,000,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	$3,944,743
203,838	Province of Alberta, 5.930%, 9/16/2016, (CAD)	210,860
1,185,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	978,464
670,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	637,220

		18,136,087

	Lodging – 0.2%
1,480,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,651,187

	Media Non-Cable – 0.3%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,570,911
240,000	News America, Inc., 8.150%, 10/17/2036	304,365
580,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	609,000

		2,484,276

	Metals & Mining – 1.2%
420,000	ArcelorMittal, 6.750%, 2/25/2022	430,500
2,305,000	ArcelorMittal, 7.250%, 3/01/2041	2,155,175
510,000	ArcelorMittal, 7.500%, 10/15/2039	484,500
3,480,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	3,689,513
2,070,000	United States Steel Corp., 7.500%, 3/15/2022	2,028,600

		8,788,288

	Mortgage Related – 0.0%
2,637	FHLMC, 10.000%, with various maturities in 2018(d)	3,008
6,918	FNMA, 6.000%, 12/01/2018	7,523
14,069	GNMA, 10.000%, with various maturities in 2018(d)	14,381

		24,912

	Non-Captive Consumer – 2.2%
5,660,000	SLM Corp., 5.500%, 1/25/2023	5,389,474
170,000	SLM Corp., MTN, 4.625%, 9/25/2017	167,450
1,820,000	SLM Corp., MTN, 7.250%, 1/25/2022	1,911,000
240,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	247,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$1,295,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	$1,074,850
2,260,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,508,600
1,300,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,254,500
3,615,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	3,547,219

		16,100,893

	Non-Captive Diversified – 3.5%
97,000	Ally Financial, Inc., 8.000%, 12/31/2018	109,853
820,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	800,140
85,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	80,297
16,985,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	12,829,367
470,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	387,343
790,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	634,064
2,205,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,795,459
655,000	General Electric Capital Corp., Series A, MTN, 0.577%, 5/13/2024(b)	589,160
5,650,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	4,568,527
40,000	International Lease Finance Corp., 3.875%, 4/15/2018	37,600
175,000	International Lease Finance Corp., 5.875%, 4/01/2019	176,750
25,000	International Lease Finance Corp., 5.875%, 8/15/2022	24,781
3,550,000	International Lease Finance Corp., 6.250%, 5/15/2019	3,647,625
275,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	279,813

		25,960,779

	Oil Field Services – 0.2%
1,090,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,310,457

	Paper – 0.3%
1,500,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,873,739
230,000	Mead Corp. (The), 7.550%, 3/01/2047(c)	242,630
175,000	Westvaco Corp., 8.200%, 1/15/2030	207,100

		2,323,469

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – 0.7%
$210,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	$220,757
200,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	249,873
800,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	857,283
820,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	795,400
2,000,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,257,128
810,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	922,994

		5,303,435

	Property & Casualty Insurance – 1.0%
1,695,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	1,948,108
115,000	MBIA Insurance Corp., 11.537%, 1/15/2033, 144A(b)(e)	98,325
150,000	Progressive Corp., 7.000%, 10/01/2013	152,276
220,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	240,529
805,000	Willis North America, Inc., 7.000%, 9/29/2019	924,552
2,015,000	XL Group PLC, 6.250%, 5/15/2027	2,302,013
1,595,000	XL Group PLC, 6.375%, 11/15/2024	1,810,264

		7,476,067

	Railroads – 0.0%
190,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	161,500

	Refining – 0.1%
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	761,917

	REITs - Office Property – 0.2%
80,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	87,447
1,075,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	1,262,141

		1,349,588

	REITs - Shopping Centers – 0.4%
1,000,000	Equity One, Inc., 6.000%, 9/15/2017	1,112,801
1,350,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,503,079

		2,615,880

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Single Tenant – 0.1%
$95,000	Realty Income Corp., 5.750%, 1/15/2021	$104,610
405,000	Realty Income Corp., 6.750%, 8/15/2019	477,805

		582,415

	REITs - Warehouse/Industrials – 0.2%
55,000	ProLogis LP, 5.625%, 11/15/2015	59,569
240,000	ProLogis LP, 5.625%, 11/15/2016	268,064
265,000	ProLogis LP, 5.750%, 4/01/2016	290,920
785,000	ProLogis LP, 7.375%, 10/30/2019	944,706

		1,563,259

	Restaurants – 0.1%
610,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	594,154

	Retailers – 0.0%
118,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	92,040

	Sovereigns – 1.4%
5,250,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,164,609
3,100,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	3,309,002
3,200,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	3,392,000
85,235,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	515,686
51,425,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	314,648
64,890,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	428,459

		10,124,404

	Supermarkets – 0.4%
225,000	Delhaize Group S.A., 5.700%, 10/01/2040	213,749
260,000	New Albertson’s, Inc., 7.450%, 8/01/2029	204,100
1,340,000	New Albertson’s, Inc., 8.000%, 5/01/2031	1,065,300
115,000	New Albertson’s, Inc., 8.700%, 5/01/2030	94,587
1,400,000	SUPERVALU, Inc., 6.750%, 6/01/2021, 144A	1,302,000

		2,879,736

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – 1.5%
4,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	$1,793,354
45,300,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	4,416,351
4,375,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	3,640,865
3,430,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	1,395,150

		11,245,720

	Technology – 1.3%
810,000	Corning, Inc., 7.000%, 5/15/2024	998,355
3,565,000	Corning, Inc., 7.250%, 8/15/2036	4,341,874
3,550,000	Ingram Micro, Inc., 5.250%, 9/01/2017	3,775,347
49,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	50,735
375,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	441,817

		9,608,128

	Tobacco – 0.1%
735,000	Reynolds American, Inc., 6.750%, 6/15/2017	851,705

	Transportation Services – 0.3%
100,000	APL Ltd., 8.000%, 1/15/2024(c)	94,000
1,295,722	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	1,308,679
945,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	1,066,153

		2,468,832

	Treasuries – 32.9%
10,935,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	10,649,694
130,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	128,475
40,000,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	39,548,540
31,580,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	32,960,668
1,000,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	1,020,852
3,420,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	4,647,585
1,590,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	2,217,601
1,750,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	2,469,502
50,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	65,805

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
50,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	$67,875
50,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	71,551
22,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	197,262
37,995,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	6,850,590
39,665,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	6,955,014
410,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	455,589
100,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	120,142
1,850,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	2,147,741
17,855,000	U.S. Treasury Bond, 2.750%, 11/15/2042	15,394,367
20,000,000	U.S. Treasury Bond, 2.875%, 5/15/2043	17,700,000
37,400,000	U.S. Treasury Note, 0.125%, 12/31/2014	37,332,792
6,610,000	U.S. Treasury Note, 0.250%, 5/31/2014	6,613,873
14,885,000	U.S. Treasury Note, 0.250%, 10/15/2015	14,818,717
13,670,000	U.S. Treasury Note, 0.250%, 12/15/2015	13,587,761
26,990,000	U.S. Treasury Note, 0.375%, 11/15/2015	26,930,946

		242,952,942

	Wireless – 0.2%
14,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,046,369
234,000	Sprint Capital Corp., 6.875%, 11/15/2028	224,640
120,000	Sprint Capital Corp., 6.900%, 5/01/2019	124,800
366,000	Sprint Nextel Corp., 6.000%, 12/01/2016	386,130

		1,781,939

	Wirelines – 2.8%
2,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	1,919,510
2,870,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,991,975
245,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	238,875
2,265,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,151,750
1,220,000	Embarq Corp., 7.995%, 6/01/2036	1,287,278

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
300,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	$348,345
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	128,572
500,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	552,500
2,875,000	Qwest Corp., 6.875%, 9/15/2033	2,781,562
1,880,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,704,792
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	143,595
500,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	697,237
1,700,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,658,451
2,170,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,703,160
275,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	288,324

		20,595,926

	Total Non-Convertible Bonds (Identified Cost $611,540,363)	654,660,564

Convertible Bonds – 3.5%
	Automotive – 0.3%
1,035,000	Ford Motor Co., 4.250%, 11/15/2016	1,870,116

	Independent Energy – 0.3%
1,875,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,766,016
690,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	684,825

		2,450,841

	Life Insurance – 1.4%
8,995,000	Old Republic International Corp., 3.750%, 3/15/2018	10,119,375

	Metals & Mining – 0.1%
1,120,000	United States Steel Corp., 2.750%, 4/01/2019	1,105,300

	Technology – 1.4%
3,505,000	Intel Corp., 2.950%, 12/15/2035	3,813,878
4,700,000	Intel Corp., 3.250%, 8/01/2039	5,989,562
530,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	587,969

		10,391,409

	Total Convertible Bonds (Identified Cost $22,017,402)	25,937,041

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.9%
	Illinois – 0.4%
$1,105,000	State of Illinois, 5.100%, 6/01/2033	$1,025,396
2,245,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,993,695

		3,019,091

	Michigan – 0.1%
980,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	842,094

	Ohio – 0.1%
590,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	475,664

	Virginia – 0.3%
2,740,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	2,057,411

	Total Municipals (Identified Cost $7,373,595)	6,394,260

	Total Bonds and Notes (Identified Cost $640,931,360)	686,991,865

Senior Loans – 0.7%
	Non-Captive Diversified – 0.4%
2,475,000	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(b)	2,468,812

	Media Cable – 0.3%
2,490,000	CSC Holdings, Inc., New Term Loan B, 2.695%, 4/17/2020(b)	2,458,875

	Total Senior Loans (Identified Cost $4,952,875)	4,927,687

Shares
Common Stocks – 3.1%
	Biotechnology – 0.2%
13,708	Vertex Pharmaceuticals, Inc.(e)	1,094,858

	Chemicals – 0.6%
31,080	PPG Industries, Inc.	4,550,423

	Electronic Equipment, Instruments & Components – 1.8%
950,000	Corning, Inc.	13,518,500

	Oil, Gas & Consumable Fuels – 0.5%
85,496	Repsol YPF S.A., Sponsored ADR	1,809,095
34,819	Royal Dutch Shell PLC, ADR	2,221,452

		4,030,547

	Total Common Stocks (Identified Cost $19,174,986)	23,194,328

Shares	Description	Value (†)
Preferred Stocks – 1.0%
Convertible Preferred Stocks – 0.5%
	Banking – 0.1%
940	Bank of America Corp., Series L, 7.250%	$1,043,870

	Independent Energy – 0.0%
2,851	Chesapeake Energy Corp., 5.000%	246,811

	Metals & Mining – 0.2%
66,405	ArcelorMittal, 6.000%	1,246,422

	Pipelines – 0.2%
20,775	El Paso Energy Capital Trust I, 4.750%	1,215,130

	Total Convertible Preferred Stocks (Identified Cost $3,454,969)	3,752,233

Non-Convertible Preferred Stocks – 0.5%
	Banking – 0.0%
161	Ally Financial, Inc., Series G, 7.000%, 144A	153,025

	Electric – 0.1%
263	Connecticut Light & Power Co., 2.200%	12,098
100	San Diego Gas & Electric Co., 4.500%	2,021
3,160	Union Electric Co., 4.500%	301,780

		315,899

	Government Sponsored – 0.4%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	3,115,313

	Total Non-Convertible Preferred Stocks (Identified Cost $3,216,270)	3,584,237

	Total Preferred Stocks (Identified Cost $6,671,239)	7,336,470

Principal Amount (‡)
Short-Term Investments – 2.1%
$21,101	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $21,101 on 7/01/2013 collateralized by $25,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $23,550 including accrued interest(g)	21,101
15,725,701	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $15,725,701 on 7/01/2013 collateralized by $16,350,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $16,043,438 including accrued interest(g)	15,725,701

	Total Short-Term Investments (Identified Cost $15,746,802)	15,746,802

	Total Investments – 99.8% (Identified Cost $687,477,262)(a)	738,197,152
	Other assets less liabilities – 0.2%	1,462,140

	Net Assets – 100.0%	$739,659,292

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $689,571,224 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$62,586,280
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,960,352)

Net unrealized appreciation	$48,625,928

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	Illiquid security. At June 30, 2013, the value of these securities amounted to $1,370,908 or 0.2% of net assets.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $92,994,879 or 12.6% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$5,498,346	$1,749,373	(a)	$7,247,719
Airlines	—	322,950	18,928,578	(a)	19,251,528
Transportation Services	—	1,160,153	1,308,679	(a)	2,468,832
All Other Non-Convertible Bonds*	—	625,692,485	—		625,692,485

Total Non-Convertible Bonds	—	632,673,934	21,986,630		654,660,564

Convertible Bonds*	—	25,937,041	—		25,937,041
Municipals*	—	6,394,260	—		6,394,260

Total Bonds and Notes	—	665,005,235	21,986,630		686,991,865

Senior Loans*	—	4,927,687	—		4,927,687
Common Stocks*	23,194,328	—	—		23,194,328
Preferred Stocks
Convertible Preferred Stocks*	3,752,233	—	—		3,752,233
Non-Convertible Preferred Stocks
Banking	—	153,025	—		153,025
Electric	315,899	—	—		315,899
Government Sponsored	—	3,115,313	—		3,115,313

Total Non-Convertible Preferred Stocks	315,899	3,268,338	—		3,584,237

Total Preferred Stocks	4,068,132	3,268,338	—		7,336,470

Short-Term Investments	—	15,746,802	—		15,746,802

Total	$27,262,460	$688,948,062	$21,986,630		$738,197,152

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$(23,952)	$800,000	$(68,884)	$1,042,209	$—	$1,749,373	$(23,952)
Airlines	—	1,516	2,996	(136,845)	3,895,000	(993,357)	16,159,268	—	18,928,578	(136,845)
Banking	3,974,306	—	—	—	—	—	—	(3,974,306)	—	—
Transportation Services	85,250	—	—	77,960	—	(148,767)	1,379,486	(85,250)	1,308,679	77,960

Total	$4,059,556	$1,516	$2,996	$(82,837)	$4,695,000	$(1,211,008)	$18,580,963	$(4,059,556)	$21,986,630	$(82,837)

Debt securities valued at $18,580,963 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

Debt securities valued at $4,059,556 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All Transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	32.9%
Banking	12.6
Non-Captive Diversified	3.9
Life Insurance	3.4
Commercial Mortgage-Backed Securities	3.2
Wirelines	2.8
Technology	2.7
Airlines	2.6
Electric	2.5
Local Authorities	2.5
Non-Captive Consumer	2.2
Other Investments, less than 2% each	26.4
Short-Term Investments	2.1

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

United States Dollar	71.1%
Canadian Dollar	13.1
New Zealand Dollar	4.5
Euro	2.8
Australian Dollar	2.4
Other, less than 2% each	5.9

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 121.1% of Net Assets
	ABS Car Loan – 8.9%
$6,250,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$6,285,781
4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	4,479,063
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	627,610
2,886,340	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	2,879,341
191,764	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 1/15/2015, 144A	191,938
356,012	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	371,260
6,012,415	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	6,032,394
909,306	CFC LLC, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	906,405
4,515,000	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 9/16/2019, 144A	4,564,511
2,075,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	2,079,237
2,097,087	Exeter Automobile Receivables Trust, Series 2012-1A, Class A, 2.020%, 8/15/2016, 144A	2,106,994
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,012,088
1,318,147	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	1,311,156
3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,454,713
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,386,383
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,588,845
932,205	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.193%, 9/20/2016, 144A(b)	933,790
1,535,000	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	1,531,519
1,125,298	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class D, 3.100%, 5/15/2017, 144A	1,128,018
776,210	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	780,091
1,275,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	1,263,744
3,395,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	3,395,000
710,682	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	713,320
1,400,000	SNAAC Auto Receivables Trust, Series 2012-1A, Class B, 3.110%, 6/15/2017, 144A	1,414,435
7,100,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	7,120,611

		61,558,247

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Credit Card – 3.6%
$2,160,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.943%, 8/15/2018, 144A(b)	$2,218,240
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	2,965,498
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,495,718
3,195,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	3,381,588
10,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	10,579,962

		24,641,006

	ABS Home Equity – 2.2%
721,062	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	551,786
402,975	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.208%, 7/25/2021(b)	381,240
360,379	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	368,365
1,237,932	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	1,159,311
387,296	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 6A2, 2.979%, 4/20/2035(b)	142,385
459,322	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.521%, 7/25/2035(b)	421,274
238,766	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	236,577
1,142,450	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	1,127,039
52,660	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	52,967
427,493	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043	386,076
4,075,515	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	3,764,190
1,580,935	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.343%, 7/25/2036(b)	1,193,818
6,750,087	Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.829%, 11/25/2036(b)	5,609,923

		15,394,951

	ABS Other – 7.3%
2,529,243	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	2,524,913
1,250,000	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	1,248,419
3,250,795	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	3,324,978
8,170,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	8,244,805
1,058,563	FRS LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	1,045,218
3,180,000	GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A, 0.792%, 7/20/2016(b)	3,188,147

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$538,091	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	$555,431
8,462,752	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	8,696,620
1,035,384	Premium Yield Facility, Series 2010-A, 6.080%, 2/20/2026, 144A(c)	1,051,111
465,193	Sierra Timeshare Receivables Funding LLC, Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	472,727
753,820	Sierra Timeshare Receivables Funding LLC, Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	766,675
1,010,112	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	1,032,239
1,134,842	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	1,165,327
2,088,832	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	2,142,110
999,890	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	992,723
6,800,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	6,789,520
2,589,002	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	2,571,019
4,161,511	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.693%, 7/15/2041, 144A(b)	4,274,571

		50,086,553

	ABS Student Loan – 3.0%
4,900,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.234%, 7/01/2024(b)	4,901,274
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.276%, 7/25/2025(b)(d)	15,740,262

		20,641,536

	Collateralized Mortgage Obligations – 27.0%
347,900	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(d)	388,754
503,399	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(d)(e)	108,490
6,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(d)	7,047,644
7,277,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(d)	8,465,654
10,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(d)	11,197,985
17,896,638	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.008%, 5/15/2036(b)(d)(e)	4,384,220
5,219,324	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.058%, 2/15/2038(b)(e)	951,477
4,099,703	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.599%, 6/15/2048(b)(d)	4,255,479
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	517,780
4,362,811	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.757%, 12/15/2036(b)(d)	4,571,658
1,934,473	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(d)(e)	382,337

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$773,741	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.031%, 1/25/2024(b)(e)	$122,748
1,910,336	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(d)(e)	117,638
601,353	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.107%, 8/25/2036(b)(e)	116,343
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(d)	1,103,703
10,000,000	Federal National Mortgage Association, REMIC, Series 2008-42, Class AY, 5.000%, 5/25/2023(d)	11,004,490
7,157,240	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.223%, 8/25/2038(b)(d)	7,026,099
2,017,427	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 4.049%, 3/25/2039(b)(d)	2,075,935
420,000	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	452,279
1,886,891	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 5.233%, 12/25/2039(b)	1,934,807
2,398,613	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/01/2033(d)(e)	365,032
482,023	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/01/2033(d)(e)	107,397
515,263	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 8/01/2033(d)(e)	80,714
2,726,022	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 8/01/2033(d)(e)	474,011
5,938,782	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/01/2035(d)(e)	903,787
2,440,450	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/01/2035(d)(e)	394,540
1,936,527	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/01/2036(d)(e)	321,081
3,736,326	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/01/2036(d)(e)	617,688
1,494,212	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/01/2036(d)(e)	202,194
1,854,125	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/01/2036(d)(e)	251,386
2,156,391	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/01/2037(d)(e)	292,323
2,071,404	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(d)(e)	317,058
950,802	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(d)(e)	161,974
1,718,619	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(d)(e)	235,728
1,067,570	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(d)(e)	189,999
318,429	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/01/2038(d)(e)	47,892
2,082,973	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(d)(e)	221,495
6,730,091	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(d)(e)	1,029,541
2,417,557	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(d)(e)	397,728

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,858,203	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(d)(e)	$229,542
1,444,104	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(d)(e)	194,954
266,934	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(d)(e)	47,679
11,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(d)	12,677,706
9,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(d)	10,241,300
16,860,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018(d)	17,732,859
2,670,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018(d)	2,760,505
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2021(d)	28,342,566
27,045,517	Government National Mortgage Association, Series 2006-46, Class IO, 0.138%, 4/16/2046(b)(e)	510,376
25,046,461	Government National Mortgage Association, Series 2006-51, Class IO, 0.423%, 8/16/2046(b)(d)(e)	526,702
500,000	Government National Mortgage Association, Series 2007-75, Class C, 5.533%, 9/16/2038	515,986
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(d)	4,475,824
36,716,054	Government National Mortgage Association, Series 2009-114, Class IO, 1.219%, 10/16/2049(b)(e)	1,776,176
17,889,445	Government National Mortgage Association, Series 2010-49, Class IA, 1.474%, 10/16/2052(b)(e)	1,443,857
57,781,365	Government National Mortgage Association, Series 2010-83, Class IO, 0.757%, 7/16/2050(b)(d)(e)	2,403,820
74,807,739	Government National Mortgage Association, Series 2010-I24, Class X, 1.082%, 12/16/2052(b)(d)(e)	5,566,145
22,864,567	Government National Mortgage Association, Series 2011-38, Class IO, 0.924%, 4/16/2053(b)(d)(e)	1,174,164
12,002,822	Government National Mortgage Association, Series 2011-53, Class IO, 1.334%, 5/16/2051(b)(d)(e)	720,757
34,331,543	Government National Mortgage Association, Series 2012-23, Class IO, 1.549%, 6/16/2053(b)(d)(e)	2,479,699
32,978,452	Government National Mortgage Association, Series 2012-53, Class IO, 1.087%, 3/16/2047(b)(d)(e)	2,372,437
39,239,336	Government National Mortgage Association, Series 2012-55, Class IO, 1.231%, 4/16/2052(b)(d)(e)	2,460,346
29,511,603	Government National Mortgage Association, Series 2012-58, Class IO, 1.031%, 2/16/2053(b)(d)(e)	2,518,727
29,509,691	Government National Mortgage Association, Series 2012-70, Class IO, 0.963%, 8/16/2052(b)(d)(e)	2,003,974
24,572,627	Government National Mortgage Association, Series 2012-79, Class IO, 1.051%, 3/16/2053(b)(e)	2,022,475
24,659,439	Government National Mortgage Association, Series 2012-95, Class IO, 1.049%, 2/16/2053(b)(e)	2,190,671
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.567%, 9/16/2050(b)(e)	2,046,970
26,437,950	Government National Mortgage Association, Series 2012-100, Class IO, 0.889%, 8/16/2052(b)(e)	1,947,763
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.467%, 9/16/2050(b)(e)	1,483,780

		185,704,848

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – 29.9%
$4,300,000	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	$4,261,756
189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.358%, 9/10/2047(b)	203,756
21,918	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	21,905
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,675,084
1,090,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,193,462
4,170,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,590,486
4,615,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	5,127,459
250,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.940%, 6/10/2046(b)	274,793
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,266,927
2,850,788	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.989%, 6/15/2038(b)	3,140,217
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,813,435
5,911,952	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.871%, 6/15/2039(b)	6,570,124
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.954%, 9/15/2039(b)	5,575,350
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	12,464,918
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.253%, 2/15/2041(b)	4,684,771
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/05/2031, 144A(b)	3,385,319
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,666,128
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(d)	15,343,425
125,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	128,554
141,826	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	144,630
12,500,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.982%, 8/10/2045(b)(d)	13,929,475
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.550%, 12/10/2027, 144A(b)	5,055,632
10,115,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.043%, 11/08/2029, 144A(b)	10,007,073
7,980,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	8,764,227
3,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,545,421
1,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,328,609

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$3,090,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A5, 2.840%, 12/15/2047	$2,865,459
4,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,159,641
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	8,326,059
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,537,654
19,547	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.918%, 8/12/2041(b)	19,573
7,282,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.763%, 4/12/2049(b)	7,890,446
7,216,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	7,819,467
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	10,166,428
7,381,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 6.090%, 6/11/2049(b)	8,302,200
14,000,000	Motel 6 Trust, Series 2012-MTL6, Class B, 2.743%, 10/05/2025, 144A	13,704,810
3,475,000	RBS Commercial Funding Inc. Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(b)	3,228,143
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,685,910

		205,868,726

	Hybrid ARMs – 5.2%
2,557,982	FHLMC, 2.258%, 5/01/2037(b)(d)	2,710,667
3,798,947	FHLMC, 2.350%, 6/01/2035(b)(d)	4,029,322
162,854	FHLMC, 2.394%, 1/01/2035(b)(d)	172,286
1,748,133	FHLMC, 2.412%, 4/01/2035(b)(d)	1,872,820
2,872,722	FHLMC, 2.485%, 11/01/2036(b)(d)	3,074,788
2,428,820	FHLMC, 3.065%, 2/01/2037(b)(d)	2,588,907
650,937	FHLMC, 4.772%, 1/01/2036(b)(d)	698,749
716,569	FHLMC, 6.101%, 11/01/2036(b)(d)	757,606
781,796	FNMA, 2.029%, 2/01/2037(b)(d)	817,521
1,919,092	FNMA, 2.306%, 9/01/2034(b)(d)	2,042,692
820,461	FNMA, 2.999%, 9/01/2036(b)(d)	877,071
4,375,389	FNMA, 4.533%, 8/01/2038(b)(d)	4,702,280
453,050	FNMA, 5.372%, 10/01/2035(b)(d)	492,085
10,035,159	FNMA, 5.748%, 9/01/2037(b)(d)	10,847,494

		35,684,288

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – 34.0%
$228,971	FHLMC, 5.000%, 9/01/2035(d)	$244,856
20,000,000	FHLMC (TBA), 3.500%, 7/01/2043(f)	20,256,250
1,333,960	FNMA, 5.500%, 8/01/2034(d)	1,485,154
18,980	FNMA, 6.000%, 10/01/2034(d)	20,906
7,216	FNMA, 7.000%, 12/01/2037(d)	8,393
35,500,000	FNMA (TBA), 2.500%, 7/01/2028(f)	35,705,233
34,000,000	FNMA (TBA), 3.500%, 7/01/2043(f)	34,515,311
13,000,000	FNMA (TBA), 4.000%, 7/01/2043(f)	13,542,851
45,700,000	FNMA (TBA), 4.500%, 7/01/2043(f)	48,356,312
640,297	GNMA, 1.939%, 7/20/2060(b)	669,328
487,419	GNMA, 1.958%, 9/20/2060(b)	511,171
2,691,978	GNMA, 1.966%, 2/20/2061(b)	2,817,634
3,973,253	GNMA, 2.216%, 2/20/2063(b)	4,235,333
1,931,049	GNMA, 4.479%, 2/20/2062	2,104,116
3,629,263	GNMA, 4.521%, 12/20/2061	3,993,750
1,030,858	GNMA, 4.524%, 7/20/2062	1,137,568
504,137	GNMA, 4.570%, 10/20/2061	554,917
508,429	GNMA, 4.578%, 11/20/2061	559,710
1,043,401	GNMA, 4.600%, 10/20/2061	1,149,612
1,006,801	GNMA, 4.626%, 6/20/2062	1,114,722
12,143,699	GNMA, 4.659%, 2/20/2062(d)	13,431,381
12,913,766	GNMA, 4.670%, 12/20/2061(d)	14,276,891
719,773	GNMA, 4.684%, 1/20/2062	796,034
2,528,433	GNMA, 4.700%, with various maturities in 2061(g)	2,792,140
3,063,753	GNMA, 4.720%, 6/20/2061	3,377,883
1,016,342	GNMA, 4.798%, 5/20/2061	1,122,638
1,529,972	GNMA, 4.808%, 8/20/2062	1,694,866
1,023,339	GNMA, 4.951%, 1/20/2062	1,137,197

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$805,807	GNMA, 5.500%, with various maturities in 2059(g)	$877,519
3,284,514	GNMA, 6.514%, 5/20/2061	3,619,061
18,000,000	GNMA (TBA), 3.500%, 7/01/2043(f)	18,472,498

		234,581,235

	Total Bonds and Notes (Identified Cost $816,219,874)	834,161,390

	Short-Term Investments – 3.7%
25,034,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $25,034,758 on 7/01/2013 collateralized by $26,025,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $25,537,031 including accrued interest(h)	25,034,758
750,000	U.S. Treasury Bill, 0.050%, 9/26/2013(i)(j)	749,936

	Total Short-Term Investments (Identified Cost $25,784,667)	25,784,694

	Total Investments – 124.8% (Identified Cost $842,004,541)(a)	859,946,084
	Other assets less liabilities – (24.8)%	(170,973,561)

	Net Assets – 100.0%	$688,972,523

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $842,004,541 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,085,438
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,143,895)

Net unrealized appreciation	$17,941,543

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	Illiquid security. At June 30, 2013, the value of this security amounted to $1,051,111 or 0.2% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(g)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(i)	All or a portion of this security has been pledged as initial margin for open futures contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $146,102,789 or 21.2% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2013	359	$43,455,828	$549,062

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$56,449,366	$5,108,881	(a)	$61,558,247
ABS Other	—	38,920,944	11,165,609	(a)	50,086,553
All Other Bonds and Notes*	—	722,516,590	—		722,516,590

Total Bonds and Notes	—	817,886,900	16,274,490		834,161,390

Short-Term Investments	—	25,784,694	—		25,784,694

Total Investments	—	843,671,594	16,274,490		859,946,084

Futures Contracts (unrealized appreciation)	549,062	—	—		549,062

Total	$549,062	$843,671,594	$16,274,490		$860,495,146

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
ABS Car Loan	$2,076,141	$730	$16,860	$(13,525)	$3,394,820	$(1,460,887)	3,170,883	$(2,076,141)	$5,108,881	$(13,525)
ABS Other	1,985,539	—	7,854	(39,677)	6,789,520	(2,044,551)	4,466,924	—	11,165,609	(19,822)
Collateralized Mortgage Obligations	128,960	—	—	—	—	—	—	(128,960)	—	—
Mortgage Related	2,957,232	—	—	—	—	—	—	(2,957,232)	—	—

Total	$7,147,872	$730	$24,714	$(53,202)	$10,184,340	$(3,505,438)	$7,637,807	$(5,162,333)	$16,274,490	$(33,347)

Debt securities valued at $7,637,807 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

Debt securities valued at $5,162,333 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2013, the Fund used futures contracts to manage duration.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of June 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $269,977.

The following is a summary of derivative instruments for the Fund, as of June 30, 2013:

Asset Derivatives	Interest Rate Contracts
Futures (unrealized appreciation)	$549,062

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2013 (Unaudited)

Mortgage Related	34.0%
Commercial Mortgage-Backed Securities	29.9
Collateralized Mortgage Obligations	27.0
ABS Car Loan	8.9
ABS Other	7.3
Hybrid ARMs	5.2
ABS Credit Card	3.6
ABS Student Loan	3.0
ABS Home Equity	2.2
Short-Term Investments	3.7

Total Investments	124.8
Other assets less liabilities (including open futures contracts)	(24.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets
	Auto Components – 1.7%
472,300	Dana Holding Corp.	$9,096,498
154,894	Remy International, Inc.	2,876,382
172,744	Tenneco, Inc.(b)	7,821,848

		19,794,728

	Building Products – 0.6%
146,078	Armstrong World Industries, Inc.(b)	6,981,068

	Capital Markets – 1.2%
313,442	Safeguard Scientifics, Inc.(b)	5,030,744
238,176	Stifel Financial Corp.(b)	8,495,738

		13,526,482

	Chemicals – 3.2%
235,502	Cabot Corp.	8,812,485
69,469	Koppers Holdings, Inc.	2,652,326
113,012	Minerals Technologies, Inc.	4,671,916
256,669	Olin Corp.	6,139,523
255,794	Tronox Ltd., Class A	5,154,249
56,578	WR Grace & Co.(b)	4,754,815
248,961	Zep, Inc.	3,941,053

		36,126,367

	Commercial Banks – 11.0%
587,102	BancorpSouth, Inc.	10,391,705
618,248	Cathay General Bancorp	12,581,347
159,134	City National Corp.	10,084,322
495,700	CVB Financial Corp.	5,829,432
482,130	First Financial Bancorp	7,183,737
138,673	First Financial Bankshares, Inc.	7,718,539
160,056	IBERIABANK Corp.	8,580,602
268,620	PacWest Bancorp	8,233,203
249,560	Pinnacle Financial Partners, Inc.(b)	6,416,188
226,020	Popular, Inc.(b)	6,855,187
183,036	Prosperity Bancshares, Inc.	9,479,434
133,352	Signature Bank(b)	11,070,883
132,894	Texas Capital Bancshares, Inc.(b)	5,895,178
271,285	Tristate Capital Holdings, Inc.(b)	3,730,169
264,608	Wintrust Financial Corp.	10,129,194

		124,179,120

	Commercial Services & Supplies – 4.6%
683,448	ACCO Brands Corp.(b)	4,346,729
452,349	KAR Auction Services, Inc.	10,345,222
144,766	McGrath Rentcorp	4,945,206
241,139	Performant Financial Corp.(b)	2,794,801
335,347	Rollins, Inc.	8,685,487
113,921	Team, Inc.(b)	4,311,910
112,487	Viad Corp.	2,758,181
182,077	Waste Connections, Inc.	7,490,648

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – continued
309,847	West Corp.	$6,860,013

		52,538,197

	Communications Equipment – 0.9%
496,640	Harmonic, Inc.(b)	3,153,664
214,858	NETGEAR, Inc.(b)	6,561,763

		9,715,427

	Computers & Peripherals – 0.4%
431,601	QLogic Corp.(b)	4,126,106

	Construction & Engineering – 1.1%
318,096	MYR Group, Inc.(b)	6,186,967
327,074	Primoris Services Corp.	6,449,899

		12,636,866

	Consumer Finance – 1.3%
93,736	Cash America International, Inc.	4,261,239
37,696	Credit Acceptance Corp.(b)	3,959,965
503,699	DFC Global Corp.(b)	6,956,083

		15,177,287

	Distributors – 0.5%
89,097	Core-Mark Holding Co., Inc.	5,657,660

	Diversified Financial Services – 0.9%
222,094	MarketAxess Holdings, Inc.	10,382,895

	Electric Utilities – 2.6%
273,388	ALLETE, Inc.	13,628,392
60,113	ITC Holdings Corp.	5,488,317
261,847	UIL Holdings Corp.	10,015,647

		29,132,356

	Electrical Equipment – 3.6%
242,088	AZZ, Inc.	9,334,913
181,646	Belden, Inc.	9,069,585
146,460	EnerSys	7,182,398
258,156	General Cable Corp.	7,938,297
148,139	Global Power Equipment Group, Inc.	2,388,001
285,438	II-VI, Inc.(b)	4,641,222

		40,554,416

	Electronic Equipment, Instruments & Components – 3.5%
102,368	Cognex Corp.	4,629,081
153,412	Littelfuse, Inc.	11,446,069
337,014	Methode Electronics, Inc.	5,732,608
166,474	Rogers Corp.(b)	7,877,550
696,707	Vishay Intertechnology, Inc.(b)	9,677,260

		39,362,568

	Energy Equipment & Services – 3.3%
109,877	Bristow Group, Inc.	7,177,166
431,455	Helix Energy Solutions Group, Inc.(b)	9,940,723
94,238	Lufkin Industries, Inc.	8,337,236

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
76,863	Oceaneering International, Inc.	$5,549,508
1,222,906	Parker Drilling Co.(b)	6,090,072

		37,094,705

	Food & Staples Retailing – 1.1%
93,950	Casey’s General Stores, Inc.	5,652,032
348,659	Spartan Stores, Inc.	6,429,272

		12,081,304

	Food Products – 1.6%
260,206	Darling International, Inc.(b)	4,855,444
147,190	Ingredion, Inc.	9,658,608
52,080	J & J Snack Foods Corp.	4,051,824

		18,565,876

	Gas Utilities – 0.5%
71,432	New Jersey Resources Corp.	2,966,571
73,877	UGI Corp.	2,889,329

		5,855,900

	Health Care Equipment & Supplies – 1.0%
111,089	SurModics, Inc.(b)	2,222,891
112,062	Teleflex, Inc.	8,683,684

		10,906,575

	Health Care Providers & Services – 2.7%
303,234	Bio-Reference Labs, Inc.(b)	8,717,978
229,498	Hanger Orthopedic Group, Inc.(b)	7,259,022
80,116	MEDNAX, Inc.(b)	7,337,023
136,766	WellCare Health Plans, Inc.(b)	7,597,351

		30,911,374

	Health Care Technology – 0.6%
379,203	MedAssets, Inc.(b)	6,727,061

	Hotels, Restaurants & Leisure – 3.0%
139,446	Churchill Downs, Inc.	10,995,317
66,841	Cracker Barrel Old Country Store, Inc.	6,327,169
233,793	Marriott Vacations Worldwide Corp.(b)	10,109,209
197,660	Six Flags Entertainment Corp.	6,949,726

		34,381,421

	Household Durables – 1.2%
249,633	Jarden Corp.(b)	10,921,444
160,487	La-Z-Boy, Inc.	3,253,071

		14,174,515

	Industrial Conglomerates – 0.7%
276,158	Raven Industries, Inc.	8,279,217

	Insurance – 4.0%
446,540	Employers Holdings, Inc.	10,917,903
326,467	HCC Insurance Holdings, Inc.	14,073,992
216,618	ProAssurance Corp.	11,298,795

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
133,959	Reinsurance Group of America, Inc., Class A	$9,257,907

		45,548,597

	Internet & Catalog Retail – 1.1%
106,960	HSN, Inc.	5,745,891
73,575	Liberty Ventures, Series A(b)	6,254,611

		12,000,502

	Internet Software & Services – 0.7%
341,227	Perficient, Inc.(b)	4,551,968
386,197	United Online, Inc.	2,927,373

		7,479,341

	IT Services – 2.8%
371,258	Convergys Corp.	6,471,027
354,406	Euronet Worldwide, Inc.(b)	11,291,375
179,496	WEX, Inc.(b)	13,767,343

		31,529,745

	Machinery – 5.7%
172,663	Actuant Corp., Class A	5,692,699
105,327	Alamo Group, Inc.	4,299,448
225,097	Albany International Corp., Class A	7,423,699
325,208	Altra Holdings, Inc.	8,904,195
185,466	John Bean Technologies Corp.	3,896,641
17,048	Middleby Corp. (The)(b)	2,899,694
179,900	RBC Bearings, Inc.(b)	9,345,805
231,958	TriMas Corp.(b)	8,647,394
246,532	Wabtec Corp.	13,172,205

		64,281,780

	Marine – 0.8%
121,016	Kirby Corp.(b)	9,625,613

	Media – 2.0%
209,283	E.W. Scripps Co. (The), Class A(b)	3,260,629
186,322	John Wiley & Sons, Inc., Class A	7,469,649
447,095	Live Nation Entertainment, Inc.(b)	6,929,972
280,230	National CineMedia, Inc.	4,733,085

		22,393,335

	Metals & Mining – 2.2%
149,911	Haynes International, Inc.	7,176,240
459,624	Horsehead Holding Corp.(b)	5,887,783
89,052	Reliance Steel & Aluminum Co.	5,838,249
440,342	SunCoke Energy, Inc.(b)	6,173,595

		25,075,867

	Multi Utilities – 0.6%
184,776	NorthWestern Corp.	7,372,562

	Multiline Retail – 0.4%
293,168	Fred’s, Inc. Class A	4,541,172

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.0%
389,935	EPL Oil & Gas, Inc.(b)	$11,448,492

	REITs - Apartments – 2.3%
213,247	American Campus Communities, Inc.	8,670,623
124,279	Home Properties, Inc.	8,124,118
133,984	Mid-America Apartment Communities, Inc.	9,080,096

		25,874,837

	REITs - Diversified – 1.0%
224,639	DuPont Fabros Technology, Inc.	5,425,032
157,581	Potlatch Corp.	6,372,576

		11,797,608

	REITs - Healthcare – 0.9%
324,457	Omega Healthcare Investors, Inc.	10,064,656

	REITs - Hotels – 0.8%
1,629,443	Hersha Hospitality Trust	9,190,059

	REITs - Office Property – 0.9%
532,268	BioMed Realty Trust, Inc.	10,767,782

	REITs - Single Tenant – 0.6%
195,910	National Retail Properties, Inc.	6,739,304

	REITs - Storage – 2.0%
701,228	CubeSmart	11,205,624
180,366	Sovran Self Storage, Inc.	11,685,913

		22,891,537

	Road & Rail – 2.8%
304,818	Avis Budget Group, Inc.(b)	8,763,517
62,675	Genesee & Wyoming, Inc., Class A(b)	5,317,347
293,871	Old Dominion Freight Line, Inc.(b)	12,230,911
207,617	Werner Enterprises, Inc.	5,018,103

		31,329,878

	Semiconductors & Semiconductor Equipment – 2.9%
352,473	Magnachip Semiconductor Corp.(b)	6,439,682
315,850	Semtech Corp.(b)	11,064,225
637,778	Teradyne, Inc.(b)	11,205,759
282,430	Volterra Semiconductor Corp.(b)	3,987,912

		32,697,578

	Software – 1.9%
27,615	MicroStrategy, Inc., Class A(b)	2,401,400
234,935	Monotype Imaging Holdings, Inc.	5,969,698
234,725	SS&C Technologies Holdings, Inc.(b)	7,722,453
179,411	Synchronoss Technologies, Inc.(b)	5,538,418

		21,631,969

	Specialty Retail – 3.2%
282,867	Barnes & Noble, Inc.(b)	4,514,557
170,258	Genesco, Inc.(b)	11,405,583
49,036	Jos. A. Bank Clothiers, Inc.(b)	2,026,168

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
175,920	Rent-A-Center, Inc.	$6,605,796
363,798	Sally Beauty Holdings, Inc.(b)	11,314,118

		35,866,222

	Thrifts & Mortgage Finance – 0.6%
557,049	Capitol Federal Financial, Inc.	6,762,575

	Trading Companies & Distributors – 1.9%
107,347	DXP Enterprises, Inc.(b)	7,149,310
156,263	H&E Equipment Services, Inc.	3,292,461
267,058	Rush Enterprises, Inc., Class A(b)	6,609,686
237,486	Titan Machinery, Inc.(b)	4,661,850

		21,713,307

	Water Utilities – 0.4%
222,776	Middlesex Water Co.	4,437,698

	Total Common Stocks (Identified Cost $753,824,230)	1,091,931,507

Closed End Investment Companies – 2.1%
468,764	Ares Capital Corp.	8,062,741
899,272	Fifth Street Finance Corp.	9,397,392
466,712	Hercules Technology Growth Capital, Inc.	6,505,965

	Total Closed End Investment Companies (Identified Cost $21,906,212)	23,966,098

Warrants – 0.0%
67,892	Magnum Hunter Resources Corp., Expiration on 10/14/2013 at $10.50(b)(c)(d) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 1.8%
$20,315,397	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $20,315,397 on 7/01/2013 collateralized by $21,120,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $20,724,000 including accrued interest(e) (Identified Cost $20,315,397)	20,315,397

	Total Investments – 100.2% (Identified Cost $796,045,839)(a)	1,136,213,002
	Other assets less liabilities – (0.2)%	(2,572,610)

	Net Assets – 100.0%	$1,133,640,392

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $796,048,513 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$353,231,694
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,067,205)

Net unrealized appreciation	$340,164,489

At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $5,815,935. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s investment adviser.
(d)	Illiquid security.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,091,931,507	$—	$—	$1,091,931,507
Closed End Investment Companies	23,966,098	—	—	23,966,098
Warrants**	—	—	—	—
Short-Term Investments	—	20,315,397	—	20,315,397

Total	$1,115,897,605	$20,315,397	$—	$1,136,213,002

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair Valued at zero using Level 2 inputs.

For the period ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at June 30, 2013 (Unaudited)

Commercial Banks	11.0%
Machinery	5.7
Commercial Services & Supplies	4.6
Insurance	4.0
Electrical Equipment	3.6
Electronic Equipment, Instruments & Components	3.5
Energy Equipment & Services	3.3
Chemicals	3.2
Specialty Retail	3.2
Hotels, Restaurants & Leisure	3.0
Semiconductors & Semiconductor Equipment	2.9
IT Services	2.8
Road & Rail	2.8
Health Care Providers & Services	2.7
Electric Utilities	2.6
REITs - Apartments	2.3
Metals & Mining	2.2
Closed End Investment Companies	2.1
REITs - Storage	2.0
Media	2.0
Other Investments, less than 2% each	28.9
Short-Term Investments	1.8

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 20, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2013